UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23161

NuShares ETF Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher

Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Semi-Annual Report

April 30, 2017

	Listing Exchange	Ticker Symbol
Fund Name

NuShares ESG Large-Cap Growth ETF	BATS Exchange, Inc.	NULG
NuShares ESG Large-Cap Value ETF	BATS Exchange, Inc.	NULV
NuShares ESG Mid-Cap Growth ETF	BATS Exchange, Inc.	NUMG
NuShares ESG Mid-Cap Value ETF	BATS Exchange, Inc.	NUMV
NuShares ESG Small-Cap ETF	BATS Exchange, Inc.	NUSC

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Table

of Contents

NUVEEN	3

Chairman’s Letter

to Shareholders

Dear Shareholders,

Whether politics or the economy will prevail over the financial markets this year has been a much-analyzed question. After the U.S. presidential election, stocks rallied to new all-time highs, bonds tumbled, and business and consumer sentiment grew pointedly optimistic. But, to what extent the White House can translate rhetoric into stronger economic and corporate earnings growth remains to be seen. Stock prices have experienced upward momentum driven by positive economic news and earnings growth, inflation is ticking higher and interest rates are higher amid the Federal Reserve (Fed) rate hikes.

The Trump administration’s early policy decisions have caused the markets to reassess their outlooks, cooling the stock market rally and stabilizing bond prices. The White House’s pro-growth agenda of tax reform, infrastructure spending and deregulation remains on the table, but there is growing recognition that it may look different than Wall Street had initially expected. Additionally, Brexit negotiations in the U.K. face new uncertainties in light of the reshuffling of Parliament following the June snap election.

Nevertheless, there is a case for optimism. The jobs recovery, firming wages, the housing market and confidence measures are supportive of continued expansion in the economy. The Fed enacted a series of interest rate hikes in December 2016, March 2017 and June 2017, a vote of confidence that its employment and inflation targets are generally on track. Economies outside the U.S. have strengthened in recent months, possibly heralding the beginnings of a global synchronized recovery. Furthermore, the populist/nationalist undercurrent that helped deliver President Trump’s win and triggered the U.K.’s Brexit remained in the minority during both March’s Dutch general election and May’s French presidential election, easing the political uncertainty surrounding Germany’s elections later this year.

In the meantime, the markets will be focused on economic sentiment surveys along with “hard” data such as consumer and business spending to gauge the economy’s progress. With the Fed now firmly in tightening mode, rate moves that are more aggressive than expected could spook the markets and potentially stifle economic growth. On the political economic front, President Trump’s other signature platform plank, protectionism, is arguably anti-growth. We expect some churning in the markets as these issues sort themselves out.

Market volatility readings have been remarkably low of late, but conditions can change quickly. As market conditions evolve, Nuveen remains committed to rigorously assessing opportunities and risks. If you’re concerned about how resilient your investment portfolio might be, we encourage you to talk to your financial advisor. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

William J. Schneider

Chairman of the Board

June 23, 2017

4	NUVEEN

Portfolio Managers’

Comments

NuShares ESG Large-Cap Growth ETF (NULG)

NuShares ESG Large-Cap Value ETF (NULV)

NuShares ESG Mid-Cap Growth ETF (NUMG)

NuShares ESG Mid-Cap Value ETF (NUMV)

NuShares ESG Small-Cap ETF (NUSC)

These Funds features portfolio management by Teachers Advisors, LLC, an affiliate of Nuveen Fund Advisors, LLC. Portfolio managers Philip James (Jim) Campagna, CFA, and Lei Liao, CFA, discuss key investment strategies and the performance of the Funds during the abbreviated reporting period from the Funds’ commencement of operations on December 14, 2016 through April 30, 2017. Jim and Lei have managed the Funds since their commencement of operations on December 14, 2016. Please refer to the Funds’ prospectuses for more information, available at https://www.nuveen.com/ETF.

What key strategies were used to manage the Funds during the abbreviated reporting period and how did these strategies influence performance?

These Funds employ a passive management (or “indexing”) approach, seeking to track the investment results, before fees and expenses, of their respective indexes that meet certain environment, social and governance (“ESG”) criteria. You cannot invest directly in an index. Each Fund seeks to track its index by investing all, or substantially all, of its assets in the securities represented in its index in approximately the same proportions as the index. Each Fund rebalances its holdings quarterly in response to the quarterly rebalance of its index, which occurs in February, May, August and November.

NULG seeks to track the investment results, before fees and expenses, of the TIAA ESG USA Large-Cap Growth Index (the “NULG Index”), which is comprised of equity securities issued by large-capitalization companies listed on U.S. exchanges that meet certain ESG criteria. The NULG Index selects from the securities included in the MSCI USA Growth Index (the “NULG Base Index”), which generally consists of large- and mid-capitalization U.S. equity securities that exhibit overall growth style characteristics based on five variables: long-term forward earnings per share (“EPS”) growth rate, short-term forward EPS growth rate, current internal growth rate, long-term historical EPS growth trend, and long-term historical sales per share growth trend.

NULV seeks to track the investment results, before fees and expenses, of the TIAA ESG USA Large-Cap Value Index (the “NULV Index”), which is comprised of equity securities issued by large-capitalization companies listed on U.S. exchanges that meet certain ESG criteria. The NULV Index selects from the securities included in the MSCI USA Value Index (the “NULV Base Index”), which generally consists of large- and mid-capitalization U.S. equity securities that exhibit overall value style characteristics based on three variables: book value to price, 12-month forward earnings to price, and dividend yield.

NUMG seeks to track the investment results, before fees and expenses, of the TIAA ESG USA Mid-Cap Growth Index (the “NUMG Index”), which is comprised of equity securities issued by mid-capitalization companies listed on U.S. exchanges that meet certain ESG criteria. The NUMG Index selects from the securities included in the MSCI USA Mid-Cap Growth Index (the “NUMG Base Index”), which generally consists of mid-capitalization U.S. equity securities that exhibit overall growth style characteristics based on five variables: long-term forward EPS growth rate, short-term forward EPS growth rate, current internal growth rate, long-term historical EPS growth trend, and long-term historical sales per share growth trend.

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. Each Fund disclaims any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Refer to the Glossary of Terms Used in this report for further definition of the terms used within this section.

NUVEEN	5

Portfolio Managers’ Comments (continued) (Unaudited)

NUMV seeks to track the investment results, before fees and expenses, of the TIAA ESG USA Mid-Cap Value Index (the “NUMV Index”), which is comprised of equity securities issued by mid-capitalization companies listed on U.S. exchanges that meet certain ESG criteria. The NUMV Index selects from the securities included in the MSCI USA Mid-Cap Value Index (the “NUMV Base Index”), which generally consists of mid-capitalization U.S. equity securities that exhibit overall value style characteristics based on three variables: book value to price, 12-month forward earnings to price, and dividend yield.

NUSC seeks to track the investment results, before fees and expenses, of the TIAA ESG USA Small-Cap Index (the “NUSC Index”), which is comprised of equity securities issued by small-capitalization companies listed on U.S. exchanges that meet certain ESG criteria. The NUSC Index selects from the securities included in the MSCI USA Small Cap Index (the “NUSC Base Index”), which generally consists of equity securities that comprise the small-cap segment of the U.S. market.

MSCI Inc. (“MSCI”) is the index provider for each Index and Base Index. Each Index and Base Index are owned, calculated and controlled by MSCI, in its sole discretion. Neither the sub-adviser nor its affiliates has any discretion to select Index components or change the Index methodology. Each Index identifies equity securities from its Base Index that satisfy certain ESG criteria, based on ESG performance data collected by MSCI ESG Research, Inc. ESG performance is measured on an industry-specific basis, with assessment categories varying by industry.

In this abbreviated reporting period, growth-style stocks outperformed value-style stocks. On a market capitalization basis, large-cap stocks delivered strong appreciation while small-cap stocks posted the smallest gains. As a result, among the five Funds, NULG performed the best on an absolute return basis. NULG’s two largest sector exposures, information technology and consumer discretionary, performed well on expectations that a backdrop of stronger economic growth and positive consumer sentiment would likely benefit companies in these sectors. NUMG also benefited from these trends, as information technology and consumer discretionary are the Fund’s first and third largest sector allocations, respectively. In contrast, for the value-style funds, NULV and NUMV, the largest sector weighting is financials, which were hampered by concerns about the timing and scope of the Trump administration’s tax reform and regulatory policy. NUSC lagged the two mid-cap and two large-cap Funds, as the market’s reassessment of President Trump’s legislative agenda increased uncertainty about how smaller companies might fare.

How did the Funds perform in the abbreviated reporting period ended April 30, 2017?

The tables in each Fund’s Performance Overview and Expense Ratios section of this report provides the Funds’ total return performance for the abbreviated reporting period from the Funds’ commencement of operation on December 14, 2016 through April 30, 2017. Each Fund’s total returns at net asset value (NAV) are compared with the performance of the Index, which each Fund is designed to track.

The total return for each Fund slightly trailed that of its respective Index over this abbreviated reporting period. The Indexes are unmanaged and therefore their returns do not reflect any fees or expenses, which would detract from their performance.

6	NUVEEN

Risk Considerations

NuShares ESG Large-Cap Growth ETF (NULG)

Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Growth stocks tend to be more volatile and can experience sharp price declines. Because it invests primarily in large-capitalization stocks, the Fund may underperform funds that invest primarily in stocks of smaller capitalization companies during periods when the stocks of such companies are in favor. These and other risk considerations are described in detail in the Fund’s prospectus.

NuShares ESG Large-Cap Value ETF (NULV)

Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Value stocks may not be fully recognized by the market and be undervalued. Because it invests primarily in large-capitalization stocks, the Fund may underperform funds that invest primarily in stocks of smaller capitalization companies during periods when the stocks of such companies are in favor. These and other risk considerations are described in detail in the Fund’s prospectus.

NuShares ESG Mid-Cap Growth ETF (NUMG)

Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Because it invests primarily in mid-capitalization stocks, the Fund may be subject to greater volatility than those that invest in larger companies, but may be less volatile than investments in smaller companies. Growth stocks tend to be more volatile and can experience sharp price declines. These and other risk considerations are described in detail in the Fund’s prospectus.

NuShares ESG Mid-Cap Value ETF (NUMV)

Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Value stocks may not be fully recognized by the market and be undervalued. Because it invests primarily in mid-capitalization stocks, the Fund may be subject to greater volatility than those that invest in larger companies, but may be less volatile than investments in smaller companies. These and other risk considerations are described in detail in the Fund’s prospectus.

NuShares ESG Small-Cap ETF (NUSC)

Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and

NUVEEN	7

Risk Considerations (continued) (Unaudited)

governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Investments in smaller companies are subject to greater volatility than those of larger companies. These and other risk considerations are described in detail in the Fund’s prospectus.

8	NUVEEN

Fund Performance

and Expense Ratios

The Fund Performance and Expense Ratio for each Fund are shown within this section of the report.

Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are sold, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Total returns for a period of less than one year are not annualized. Returns assume reinvestment of dividends and capital gains. Market price returns are based on the closing market price as of the end of the reporting period. For performance current to the most recent month-end visit nuveen.com or call (800) 257-8787.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

The expense ratios represents each Fund’s total operating expenses as reflected in the most recent prospectus. The expense ratios shown include management fees and other applicable fees and expenses paid by the Fund.

NUVEEN	9

Fund Performance and Expense Ratios (continued)

NuShares ESG Large-Cap Growth ETF (NULG)

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Total Returns as of April 30, 2017

Cumulative
Since Inception
NULG at NAV	9.85%
NULG at Market Price	8.77%
TIAA ESG USA Large-Cap Growth Index	10.01%
MSCI USA Growth Index	9.70%

Total Returns as of March 31, 2017 (Most Recent Calendar Quarter)

Cumulative
Since Inception
NULG at NAV	7.43%
NULG at Market Price	10.87%

Since inception returns are from 12/14/16. The Index is not available for direct investment.

Expense Ratio as of Most Recent Prospectus

Expense Ratio	0.35%

10	NUVEEN

NuShares ESG Large-Cap Value ETF (NULV)

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Total Returns as of April 30, 2017

Cumulative
Since Inception
NULV at NAV	2.51%
NULV at Market Price	2.52%
TIAA ESG USA Large-Cap Value Index	2.64%
MSCI USA Value Index	1.89%

Total Returns as of March 31, 2017 (Most Recent Calendar Quarter)

Cumulative
Since Inception
NULV at NAV	1.89%
NULV at Market Price	2.03%

Since inception returns are from 12/14/16. The Index is not available for direct investment.

Expense Ratio as of Most Recent Prospectus

Expense Ratio	0.35%

NUVEEN	11

Fund Performance and Expense Ratios (continued)

NuShares ESG Mid-Cap Growth ETF (NUMG)

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Total Returns as of April 30, 2017

Cumulative
Since Inception
NUMG at NAV	5.44%
NUMG at Market Price	5.53%
TIAA ESG USA Mid-Cap Growth Index	5.61%
MSCI USA Mid-Cap Growth Index	5.61%

Total Returns as of March 31, 2017 (Most Recent Calendar Quarter)

Cumulative
Since Inception
NUMG at NAV	5.01%
NUMG at Market Price	5.17%

Since inception returns are from 12/14/16. The Index is not available for direct investment.

Expense Ratio as of Most Recent Prospectus

Expense Ratio	0.40%

12	NUVEEN

NuShares ESG Mid-Cap Value ETF (NUMV)

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Total Returns as of April 30, 2017

Cumulative
Since Inception
NUMV at NAV	1.67%
NUMV at Market Price	2.63%
TIAA ESG USA Mid-Cap Value Index	1.83%
MSCI USA Mid-Cap Value Index	2.78%

Total Returns as of March 31, 2017 (Most Recent Calendar Quarter)

Cumulative
Since Inception
NUMV at NAV	2.09%
NUMV at Market Price	2.23%

Since inception returns are from 12/14/16. The Index is not available for direct investment.

Expense Ratio as of Most Recent Prospectus

Expense Ratio	0.40%

NUVEEN	13

Fund Performance and Expense Ratios (continued)

NuShares ESG Small-Cap ETF (NUSC)

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Total Returns as of April 30, 2017

Cumulative
Since Inception
NUSC at NAV	3.10%
NUSC at Market Price	3.48%
TIAA ESG USA Small-Cap Index	3.26%
MSCI USA Small-Cap Index	3.16%

Total Returns as of March 31, 2017 (Most Recent Calendar Quarter)

Cumulative
Since Inception
NUSC at NAV	2.11%
NUSC at Market Price	1.88%

Since inception returns are from 12/14/16. The Index is not available for direct investment.

Expense Ratio as of Most Recent Prospectus

Expense Ratio	0.40%

14	NUVEEN

Holding

Summaries as of April 30, 2017

This data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

NuShares ESG Large-Cap Growth ETF (NULG)

Fund Allocation

(% of net assets)

Common Stocks	99.9%
Other Assets Less Liabilities	0.1%
Net Assets	100%

Portfolio Composition

(% of net assets)

Information Technology	30.0%
Consumer Discretionary	20.4%
Health Care	15.3%
Industrials	10.3%
Consumer Staples	8.5%
Other	15.4%
Other Assets Less Liabilities	0.1%
Net Assets	100%

Top Five Common Stock Holdings

(% of net assets)

Apple, Inc.	8.3%
Alphabet Inc., Class C Shares	3.3%
Alphabet Inc., Class A Shares	3.1%
Walt Disney Company	2.9%
Oracle Corporation	2.6%

NUVEEN	15

Holding Summaries as of April 30, 2017 (continued)

NuShares ESG Large-Cap Value ETF (NULV)

Fund Allocation

(% of net assets)

Common Stocks	99.9%
Other Assets Less Liabilities	0.1%
Net Assets	100%

Portfolio Composition

(% of net assets)

Financials	24.0%
Information Technology	12.0%
Health Care	11.8%
Consumer Staples	10.7%
Industrials	9.0%
Energy	7.6%
Consumer Discretionary	6.6%
Utilities	6.1%
Other	12.1%
Other Assets Less Liabilities	0.1%
Net Assets	100%

Top Five Common Stocks Holdings

(% of net assets)

Microsoft Corporation	6.2%
Johnson & Johnson	4.6%
Procter & Gamble Company	3.4%
Coca-Cola Company	3.0%
Verizon Communications Inc.	3.0%

16	NUVEEN

NuShares ESG Mid-Cap Growth ETF (NUMG)

Fund Allocation

(% of net assets)

Common Stocks	99.9%
Other Assets Less Liabilities	0.1%
Net Assets	100%

Portfolio Composition

(% of net assets)

Information Technology	21.9%
Industrials	20.4%
Consumer Discretionary	18.3%
Health Care	16.8%
Real Estate	7.0%
Materials	5.5%
Other	10.0%
Other Assets Less Liabilities	0.1%
Net Assets	100%

Top Five Common Stock Holdings

(% of net assets)

Lam Research Corporation	2.8%
Amphenol Corporation, Class A	2.4%
SBA Communications Corporation	2.3%
Align Technology, Inc.	2.2%
ServiceNow Inc.	2.1%

NUVEEN	17

Holding Summaries as of April 30, 2017 (continued)

NuShares ESG Mid-Cap Value ETF (NUMV)

Fund Allocation

(% of net assets)

Common Stocks	99.9%
Other Assets Less Liabilities	0.1%
Net Assets	100%

Portfolio Composition

(% of net assets)

Financials	22.2%
Consumer Discretionary	16.7%
Real Estate	12.9%
Materials	11.7%
Information Technology	9.3%
Industrials	7.9%
Utilities	6.6%
Energy	5.1%
Other	7.5%
Other Assets Less Liabilities	0.1%
Net Assets	100%

Top Five Common Stock Holdings

(% of net assets)

Parker Hannifin Corporation	2.8%
Analog Devices, Inc.	2.7%
Royal Caribbean Cruises Limited	2.6%
Principal Financial Group, Inc.	2.6%
Eversource Energy	2.6%

18	NUVEEN

NuShares ESG Small-Cap ETF (NUSC)

Fund Allocation

(% of net assets)

Common Stocks	99.9%
Other Assets Less Liabilities	0.1%
Net Assets	100%

Portfolio Composition

(% of net assets)

Industrials	16.6%
Financials	15.9%
Information Technology	15.5%
Consumer Discretionary	11.9%
Health Care	11.6%
Real Estate	10.9%
Materials	5.8%
Other	11.7%
Other Assets Less Liabilities	0.1%
Net Assets	100%

Top Five Common Stock Holdings

(% of net assets)

LogMeIn Inc.	0.9%
Aqua America Inc.	0.9%
Reliance Steel & Aluminum Company	0.8%
Oshkosh Truck Corporation	0.8%
First American Corporation	0.8%

NUVEEN	19

Expense

Examples

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other applicable Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. Since each Fund’s expense example below reflects only the first 138 days of the Fund’s operations, it may not provide a meaningful understanding of each Fund’s ongoing expenses.

The Examples below are based on an investment of $1,000 invested on December 14, 2016 (the commencement of operations) and held through April 30, 2017.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your Fund in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

NuShares ESG Large-Cap Growth ETF (NULG)

Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$1,098.50
Expenses Incurred During Period	$1.39
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,017.58
Expenses Incurred During Period	$1.33

Expenses are equal to the Fund’s annualized net expense ratio of 0.35% multiplied by the average account value over the period, multiplied by 138/365 (to reflect the 138 days in the period since commencement of operations).

20	NUVEEN

NuShares ESG Large-Cap Value ETF (NULV)

Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$1,025.10
Expenses Incurred During Period	$1.34
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,017.58
Expenses Incurred During Period	$1.33

Expenses are equal to the Fund’s annualized net expense ratio of 0.35% multiplied by the average account value over the period, multiplied by 138/365 (to reflect the 138 days in the period since commencement of operations).

NuShares ESG Mid-Cap Growth ETF (NUMG)

Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$1,054.40
Expenses Incurred During Period	$1.55
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,017.39
Expenses Incurred During Period	$1.53

Expenses are equal to the Fund’s annualized net expense ratio of 0.40% multiplied by the average account value over the period, multiplied by 138/365 (to reflect the 138 days in the period since commencement of operations).

NuShares ESG Mid-Cap Value ETF (NUMV)

Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$1,016.70
Expenses Incurred During Period	$1.52
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,017.39
Expenses Incurred During Period	$1.53

Expenses are equal to the Fund’s annualized net expense ratio of 0.40% multiplied by the average account value over the period, multiplied by 138/365 (to reflect the 138 days in the period since commencement of operations).

NUVEEN	21

Expense Examples (continued)

NuShares ESG Small-Cap ETF (NUSC)

Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$1,031.00
Expenses Incurred During Period	$1.54
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,017.39
Expenses Incurred During Period	$1.53

Expenses are equal to the Fund’s annualized net expense ratio of 0.40% multiplied by the average account value over the period, multiplied by 138/365 (to reflect the 138 days in the period since commencement of operations).

22	NUVEEN

NuShares ESG Large-Cap Growth ETF (NULG)

Portfolio of Investments	April 30, 2017 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.9%

	COMMON STOCKS – 99.9%

	Consumer Discretionary – 20.4%

5	Advance Auto Parts, Inc.	$711

20	Aramark Holdings Corporation	730

15	AutoNation Inc., (2)	630

10	CarMax, Inc., (2)	585

10	Delphi Automotive PLC	804

175	Dick’s Sporting Goods Inc.	8,846

50	Discovery Communications Inc., Class A Shares, (2)	1,439

35	Foot Locker, Inc.	2,707

25	Hanesbrands Inc.	545

8	Hilton Worldwide Holdings Inc.	472

25	Interpublic Group of Companies, Inc.	589

14	Leggett and Platt Inc.	736

8	Liberty Broadband Corporation, Class C Shares, (2)	729

20	Liberty Global PLC Class A, (2)	708

215	Liberty Global PLC Class C, (2)	7,441

680	Liberty LiLAC Group, Class C Shares, (2)	14,851

1,828	LKQ Corporation, (2)	57,107

1,654	Lowe’s Companies, Inc.	140,392

18	Michael Kors Holdings Limited, (2)	672

3	Mohawk Industries Inc., (2)	704

838	NetFlix.com Inc., (2)	127,544

15	Newell Brands Inc.	716

1,850	Nike, Inc., Class B	102,509

15	Nordstrom, Inc.	724

11	Polaris Industries Inc.	938

81	Priceline Group Incorporated, (2)	149,592

9	PVH Corporation	909

1,439	Ross Stores, Inc.	93,535

15	Scripps Networks Interactive, Class A Shares	1,121

10	Signet Jewelers Limited	658

2,360	Starbucks Corporation	141,742

170	Tesla Motors Inc., (2)	53,392

8	Tiffany & Co.	733

1,095	Time Warner Inc.	108,701

10	Tractor Supply Company	619

13	TripAdvisor Inc., (2)	585

NUVEEN	23

NuShares ESG Large-Cap Growth ETF (NULG) (continued)

Portfolio of Investments	April 30, 2017 (Unaudited)

Shares	Description (1)	Value

	Consumer Discretionary (continued)

3,321	Twenty First Century Fox Inc., Class A Shares	$101,423

305	Ulta Beauty, Inc., (2)	85,839

50	Under Armour Inc, Class C Shares, (2)	971

43	Under Armour, Inc., (2)	924

10	VF Corporation	546

1,707	Walt Disney Company	197,329

10	Wyndham Worldwide Corporation	953
	Total Consumer Discretionary	1,413,401

	Consumer Staples – 8.5%

16	Campbell Soup Company	921

15	Church & Dwight Company Inc.	743

5	Clorox Company	668

693	Colgate-Palmolive Company	49,924

10	Dr. Pepper Snapple Group	917

11	Edgewell Personal Care Co	786

10	Estee Lauder Companies Inc., Class A	871

725	Hormel Foods Corporation	25,433

264	Kimberly-Clark Corporation	34,254

1,291	Kraft Heinz Company	116,693

3,003	Kroger Co.	89,039

5	McCormick & Company, Incorporated	500

8	Mead Johnson Nutrition Company, Class A Shares	710

2,363	Mondelez International Inc.	106,406

1,092	PepsiCo, Inc.	123,702

5	Spectrum Brands Inc.	719

956	Whole Foods Market, Inc.	34,770
	Total Consumer Staples	587,056

	Energy – 3.2%

1,146	Baker Hughes Incorporated	68,038

1,258	Cheniere Energy Inc., (2)	57,050

5	Core Laboratories NV	554

2,003	Halliburton Company	91,898

35	TechnipFMC PLC, (2)	1,055

125	Weatherford International PLC, (2)	721
	Total Energy	219,316

	Financials – 4.9%

5	AON PLC	599

2,711	Charles Schwab Corporation	105,322

95	E*Trade Group Inc., (2)	3,282

24	NUVEEN

Shares	Description (1)	Value

	Financials (continued)

340	First Republic Bank of San Francisco	$31,436

560	Marsh & McLennan Companies, Inc.	41,513

28	Moody’s Corporation	3,313

749	S&P Global, Inc.	100,508

15	SEI Investments Company	761

205	TD Ameritrade Holding Corporation	7,845

120	Voya Financial Inc.	4,486

324	Willis Towers Watson PLC	42,969
	Total Financials	342,034

	Health Care – 15.3%

1,373	AbbVie Inc.	90,536

150	Align Technology, Inc., (2)	20,193

185	AmerisourceBergen Corporation	15,179

98	Amgen Inc.	16,005

525	Becton, Dickinson and Company	98,159

198	Biogen Inc., (2)	53,700

1,911	Bristol-Myers Squibb Company	107,112

815	Cardinal Health, Inc.	59,161

1,128	Celgene Corporation, (2)	139,928

405	Centene Corporation, (2)	30,132

149	Cooper Companies, Inc.	29,849

13	DENTSPLY SIRONA Inc.	822

914	Edwards Lifesciences Corporation, (2)	100,238

20	Envision Healthcare Corporation, (2)	1,121

265	Gilead Sciences, Inc.	18,166

400	HCA Holdings Inc., (2)	33,684

5	Henry Schein Inc., (2)	869

15	Hologic Inc., (2)	677

482	Humana Inc.	106,994

409	Idexx Labs Inc., (2)	68,602

5	Jazz Pharmaceuticals, Inc., (2)	796

10	Medax Inc., (2)	604

15	Patterson Companies, Inc.	667

10	Quintiles Transnational Corporation, (2)	843

10	ResMed Inc.	680

5	Varian Medical Systems, Inc., (2)	454

10	Vertex Pharmaceuticals Inc., (2)	1,183

1,135	Zoetis Incorporated	63,685
	Total Health Care	1,060,039

NUVEEN	25

NuShares ESG Large-Cap Growth ETF (NULG) (continued)

Portfolio of Investments	April 30, 2017 (Unaudited)

Shares	Description (1)	Value

	Industrials – 10.3%

838	3M Co.	$164,106

45	Acuity Brands Inc.	7,925

44	AMERCO	16,476

444	C.H. Robinson Worldwide, Inc.	32,279

8	Dun and Bradstreet Inc.	877

383	Expeditors International of Washington, Inc.	21,482

15	Fastenal Company	670

15	Flowserve Corporation	763

255	Fortive Corporation	16,131

10	Fortune Brands Home & Security	637

1,101	IHS Markit Limited, (2)	47,783

100	Ingersoll Rand Company Limited, Class A	8,875

1,968	Johnson Controls International PLC	81,810

318	Macquarie Infrastructure Corporation	25,876

1,606	Masco Corporation	59,454

5	Middleby Corporation, (2)	681

15	Robert Half International Inc.	691

4	Rockwell Automation, Inc.	629

5	Rockwell Collins, Inc.	520

358	Roper Technologies, Inc.	78,295

15	Sensata Technologies Holdings, (2)	618

65	Smith AO Corporation	3,502

5	Snap-on Incorporated	838

405	Stanley Black & Decker Inc.	55,141

308	TransDigm Group Inc., (2)	75,993

10	United Rentals Inc., (2)	1,097

3	W.W. Grainger, Inc.	578

6	WABCO Holdings Inc.	713

145	Xylem Inc.	7,454
	Total Industrials	711,894

	Information Technology – 30.0%

1,086	Accenture Limited	131,732

234	Alphabet Inc., Class A, (2)	216,338

249	Alphabet Inc., Class C Shares, (2)	225,584

538	Ansys Inc., (2)	59,266

3,985	Apple, Inc.	572,443

718	Autodesk, Inc., (2)	64,670

593	Automatic Data Processing, Inc.	61,963

1,563	Cadence Design Systems, Inc., (2)	50,907

26	NUVEEN

Shares	Description (1)	Value

	Information Technology (continued)

10	Citrix Systems, (2)	$809

74	Cognizant Technology Solutions Corporation, Class A	4,457

828	Intuit, Inc.	103,674

5	Lam Research Corporation	724

943	NVIDIA Corporation	98,355

3,954	Oracle Corporation	177,772

1,423	Salesforce.com, Inc., (2)	122,549

1,713	Texas Instruments Incorporated	135,635

21	Trimble Navigation Limited, (2)	744

533	Workday Inc., Class A, (2)	46,584
	Total Information Technology	2,074,206

	Materials – 2.5%

25	Axalta Coating Systems Limited, (2)	784

240	Ball Corporation	18,454

789	Ecolab Inc.	101,852

5	International Flavors & Fragrances Inc.	693

450	PPG Industries, Inc.	49,428
	Total Materials	171,211

	Real Estate – 3.7%

1,043	American Tower Corporation, REIT	131,355

5	Boston Properties, Inc.	633

20	CBRE Group Inc., (2)	716

108	Equinix Inc.	45,112

550	Health Care Property Investors Inc.	17,243

489	SBA Communications Corporation, (2)	61,854

20	UDR Inc.	747

5	Vornado Realty Trust	481
	Total Real Estate	258,141

	Telecommunication Services – 0.7%

805	Level 3 Communications Inc., (2)	48,912

	Utilities – 0.4%

393	American Water Works Company	31,346
	Total Long-Term Investments (cost $6,466,410)	6,917,556
	Other Assets Less Liabilities – 0.1%	5,891
	Net Assets – 100%	$6,923,447

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

NUVEEN	27

NuShares ESG Large-Cap Value ETF (NULV)

Portfolio of Investments	April 30, 2017 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.9%

	COMMON STOCKS – 99.9%

	Consumer Discretionary – 6.6%

13	Autoliv Inc.	$1,302

16	BorgWarner Inc.	676

85	Darden Restaurants, Inc.	7,241

9	Delphi Automotive PLC	724

11	Dish Network Corporation, Class A, (2)	709

8,616	Ford Motor Company	98,826

27	Gap, Inc.	707

10	Garmin Limited	508

10	Harley-Davidson, Inc.	568

20	Kohl’s Corporation	781

701	Lennar Corporation, Class A	35,401

10	Liberty Broadband Corporation, Class C Shares, (2)	912

18	Liberty Global PLC Class A, (2)	638

1,879	Macy’s, Inc.	54,904

861	Royal Caribbean Cruises Limited	91,783

9	Signet Jewelers Limited	593

30	TEGNA Inc.	764

1,079	Time Warner Inc.	107,112

470	Toll Brothers Inc.	16,915

5	Whirlpool Corporation	928
	Total Consumer Discretionary	421,992

	Consumer Staples – 10.7%

10	Bunge Limited	790

4,530	Coca-Cola Company	195,471

1,476	General Mills, Inc.	84,885

543	Kellogg Company	38,553

1,340	PepsiCo, Inc.	151,795

2,501	Procter & Gamble Company	218,413
	Total Consumer Staples	689,907

	Energy – 7.6%

1,946	Marathon Petroleum Corporation	99,129

1,304	Phillips 66	103,746

1,835	Schlumberger Limited	133,203

30	TechnipFMC PLC, (2)	904

723	Tesoro Corporation	57,630

28	NUVEEN

Shares	Description (1)	Value

	Energy (continued)

1,481	Valero Energy Corporation	$95,687

120	Weatherford International PLC, (2)	692
	Total Energy	490,991

	Financials – 24.0%

446	Ace Limited	61,214

10	AFLAC Incorporated	749

35	Ally Financial Inc.	693

1,514	American Express Company	119,985

1,851	American International Group, Inc.	112,744

5	Ameriprise Financial, Inc.	639

1,845	Annaly Capital Management Inc.	21,789

7	Arch Capital Group Limited, (2)	679

10	Arthur J. Gallagher & Co.	558

7	Assurant Inc.	674

2,267	Bank New York Mellon	106,685

8,120	Bank of America Corporation	189,521

279	BlackRock Inc.	107,295

95	CIT Group Inc.	4,399

2,546	Citizens Financial Group Inc.	93,464

873	CME Group, Inc.	101,434

9	Comerica Incorporated	636

10	Discover Financial Services	626

15	Franklin Resources, Inc.	647

15	Hartford Financial Services Group, Inc.	725

5,009	KeyCorp.	91,364

783	Loews Corporation	36,503

574	M&T Bank Corporation	89,205

3,015	New York Community Bancorp Inc.	40,069

8	Northern Trust Corporation	720

40	People’s United Financial, Inc.	699

959	PNC Financial Services Group, Inc.	114,840

10	Principal Financial Group, Inc.	651

20	Progressive Corporation	794

1,011	Prudential Financial, Inc.	108,207

8	Raymond James Financial Inc.	596

1,815	Regions Financial Corporation	24,956

5	Reinsurance Group of America Inc.	625

10	State Street Corporation	839

83	Travelers Companies, Inc.	10,098

NUVEEN	29

NuShares ESG Large-Cap Value ETF (NULV) (continued)

Portfolio of Investments	April 30, 2017 (Unaudited)

Shares	Description (1)	Value

	Financials (continued)

14	Unum Group	$649

774	Voya Financial Inc.	28,932

1,657	XL Group Limited	69,345
	Total Financials	1,544,248

	Health Care – 11.8%

916	AbbVie Inc.	60,401

185	Agilent Technologies, Inc.	10,184

521	Becton, Dickinson and Company	97,411

982	Cardinal Health, Inc.	71,283

569	Gilead Sciences, Inc.	39,005

2,386	Johnson & Johnson	294,600

2,967	Merck & Company Inc.	184,933
	Total Health Care	757,817

	Industrials – 9.0%

10	AGCO Corporation	640

978	Caterpillar Inc.	100,010

810	CSX Corporation	41,180

710	Deere & Company	79,243

5	Dun and Bradstreet Inc.	548

1,321	Eaton PLC	99,920

10	Expeditors International of Washington, Inc.	561

13	Fastenal Company	581

145	IHS Markit Limited, (2)	6,293

298	Illinois Tool Works, Inc.	41,151

10	Macquarie Infrastructure Corporation	814

5	Manpower Inc.	505

851	Norfolk Southern Corporation	99,984

10	PACCAR Inc.	667

4	Rockwell Automation, Inc.	629

3	W.W. Grainger, Inc.	578

1,392	Waste Management, Inc.	101,310
	Total Industrials	574,614

	Information Technology – 12.0%

4,349	Hewlett Packard Enterprise Co	81,022

5,894	HP Inc.	110,925

4,930	Intel Corporation	178,220

5,843	Microsoft Corporation	400,016
	Total Information Technology	770,183

30	NUVEEN

Shares	Description (1)	Value

	Materials – 4.5%

363	Air Products & Chemicals Inc.	$51,002

8	Avery Dennison Corporation	666

1,459	E.I. Du Pont de Nemours and Company	116,355

1,069	Mosaic Company	28,788

740	Praxair, Inc.	92,485
	Total Materials	289,296

	Real Estate – 3.1%

10	Camden Property Trust	823

5	Digital Realty Trust Inc.	574

25	Duke Realty Corporation	693

5	Federal Realty Investment Trust	654

1,588	Health Care Property Investors Inc.	49,784

20	Iron Mountain Inc.	695

6	Jones Lang LaSalle Inc.	689

15	Liberty Property Trust	609

45	UDR Inc.	1,680

426	Vornado Realty Trust	40,998

1,455	Welltower Inc.	103,945
	Total Real Estate	201,144

	Telecommunication Services – 4.5%

3,368	CenturyLink Inc.	86,457

7,155	Frontier Communications Corporation	13,451

4,175	Verizon Communications Inc.	191,675
	Total Telecommunication Services	291,583

	Utilities – 6.1%

708	American Water Works Company	56,470

1,723	CMS Energy Corporation	78,224

1,633	Eversource Energy	97,000

836	Scana Corporation	55,435

923	Sempra Energy	104,317
	Total Utilities	391,446
	Total Long-Term Investments (cost $6,333,716)	6,423,221
	Other Assets Less Liabilities – 0.1%	7,151
	Net Assets – 100%	$6,430,372

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

See accompanying notes to financial statements.

NUVEEN	31

NuShares ESG Mid-Cap Growth ETF (NUMG)

Portfolio of Investments	April 30, 2017 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.9%

	COMMON STOCKS – 99.9%

	Consumer Discretionary – 18.3%

965	AutoNation Inc., (2)	$40,530

1,894	CarMax, Inc., (2)	110,799

420	Discovery Communications Inc., Class A Shares, (2)	12,088

2,831	Discovery Communications Inc., Class C Shares, (2)	79,211

612	Dominos Pizza Inc.	111,011

694	Foot Locker, Inc.	53,674

3,006	Hanesbrands Inc.	65,561

408	Hasbro, Inc.	40,437

1,088	Liberty Broadband Corporation, Class C Shares, (2)	99,182

3,874	Liberty LiLAC Group, Class C Shares, (2)	84,608

3,219	LKQ Corporation, (2)	100,562

1,280	Lululemon Athletica Inc., (2)	66,560

1,192	Nordstrom, Inc.	57,538

165	Polaris Industries Inc.	14,068

647	PVH Corporation	65,366

650	Signet Jewelers Limited	42,796

50	Tiffany & Co.	4,583

1,391	Tractor Supply Company	86,117

723	Under Armour Inc, Class C Shares, (2)	14,033

2,858	Under Armour, Inc., (2)	61,418
	Total Consumer Discretionary	1,210,142

	Consumer Staples – 1.9%

1,251	McCormick & Company, Incorporated	124,975

	Energy – 2.5%

860	Core Laboratories NV	95,305

11,619	Weatherford International PLC, (2)	67,042
	Total Energy	162,347

	Financials – 4.7%

3,269	E*Trade Group Inc., (2)	112,944

1,205	First Republic Bank of San Francisco	111,414

4	Signature Bank, (2)	554

2,273	Voya Financial Inc.	84,965
	Total Financials	309,877

32	NUVEEN

Shares	Description (1)	Value

	Health Care – 16.8%

1,059	Align Technology, Inc., (2)	$142,563

604	Cooper Companies, Inc.	120,999

1,618	Envision Healthcare Corporation, (2)	90,657

771	Henry Schein Inc., (2)	134,000

1,830	Hologic Inc., (2)	82,625

312	Idexx Labs Inc., (2)	52,332

841	Jazz Pharmaceuticals, Inc., (2)	133,954

270	Mettler-Toledo International Inc., (2)	138,623

1,223	ResMed Inc.	83,152

1,181	Varian Medical Systems, Inc., (2)	107,164

150	Waters Corporation, (2)	25,484
	Total Health Care	1,111,553

	Industrials – 20.4%

540	Acuity Brands Inc.	95,094

1,520	C.H. Robinson Worldwide, Inc.	110,504

653	Dun and Bradstreet Inc.	71,575

1,873	Expeditors International of Washington, Inc.	105,057

1,562	Fastenal Company	69,790

1,860	Fortune Brands Home & Security	118,556

1,635	IHS Markit Limited, (2)	70,959

2,403	Masco Corporation	88,959

2,199	Robert Half International Inc.	101,264

227	Roper Technologies, Inc.	49,645

2,574	Sensata Technologies Holdings, (2)	105,997

461	Snap-on Incorporated	77,231

946	United Rentals Inc., (2)	103,738

393	W.W. Grainger, Inc.	75,731

888	WABCO Holdings Inc.	105,557
	Total Industrials	1,349,657

	Information Technology – 21.9%

8,851	Advanced Micro Devices, Inc., (2)	117,718

2,213	Amphenol Corporation, Class A	160,022

1,140	Ansys Inc., (2)	125,582

31	Autodesk, Inc., (2)	2,792

1,644	Broadridge Financial Solutions, Inc.	114,981

3,802	Cadence Design Systems, Inc., (2)	123,831

1,437	Citrix Systems, (2)	116,311

280	F5 Networks, Inc., (2)	36,156

677	FLIR Systems Inc.	24,866

NUVEEN	33

NuShares ESG Mid-Cap Growth ETF (NUMG) (continued)

Portfolio of Investments	April 30, 2017 (Unaudited)

Shares	Description (1)	Value

	Information Technology (continued)

2,704	Fortinet Inc., (2)	$105,456

663	Gartner Inc., (2)	75,642

1,287	Lam Research Corporation	186,422

1,478	ServiceNow Inc., (2)	139,641

1,393	Workday Inc., Class A, (2)	121,748
	Total Information Technology	1,451,168

	Materials – 5.5%

2,124	Axalta Coating Systems Limited, (2)	66,630

929	International Flavors & Fragrances Inc.	128,750

2,297	Sealed Air Corporation	101,114

613	Valspar Corporation	68,926
	Total Materials	365,420

	Real Estate – 7.0%

452	Alexandria Real Estate Equities Inc.	50,855

19	CBRE Group Inc., (2)	680

677	Federal Realty Investment Trust	88,613

1,486	Regency Centers Corporation	93,885

1,210	SBA Communications Corporation, (2)	153,053

2,123	UDR Inc.	79,273
	Total Real Estate	466,359

	Telecommunication Services – 0.9%

972	Level 3 Communications Inc., (2)	59,059
	Total Long-Term Investments (cost $6,404,847)	6,610,557
	Other Assets Less Liabilities – 0.1%	6,185
	Net Assets – 100%	$6,616,742

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

See accompanying notes to financial statements.

34	NUVEEN

NuShares ESG Mid-Cap Value ETF (NUMV)

Portfolio of Investments	April 30, 2017 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.9%

	COMMON STOCKS – 99.9%

	Consumer Discretionary – 16.7%

311	Autoliv Inc.	$31,159

2,255	Best Buy Co., Inc.	116,832

2,814	BorgWarner Inc.	118,976

387	Darden Restaurants, Inc.	32,969

4,272	Gap, Inc.	111,926

1,700	Garmin Limited	86,428

412	Hasbro, Inc.	40,833

1,219	Liberty Broadband Corporation, Class C Shares, (2)	111,124

4,515	Mattel, Inc.	101,226

1,567	Royal Caribbean Cruises Limited	167,042

1,053	Signet Jewelers Limited	69,330

408	Whirlpool Corporation	75,757
	Total Consumer Discretionary	1,063,602

	Consumer Staples – 4.3%

1,758	Bunge Limited	138,935

1,076	JM Smucker Company	136,351
	Total Consumer Staples	275,286

	Energy – 5.1%

2,343	ONEOK, Inc.	123,265

1,407	Tesoro Corporation	112,152

15,685	Weatherford International PLC, (2)	90,502
	Total Energy	325,919

	Financials – 22.2%

5,291	Ally Financial Inc.	104,762

2,207	Arthur J. Gallagher & Co.	123,173

4,383	Citizens Financial Group Inc.	160,900

1,866	Comerica Incorporated	131,926

3,598	Fifth Third Bancorp.	87,899

3,280	Hartford Financial Services Group, Inc.	158,621

1,505	Invesco LTD	49,575

290	KeyCorp.	5,290

6,966	New York Community Bancorp Inc.	92,578

5,958	People’s United Financial, Inc.	104,086

2,543	Principal Financial Group, Inc.	165,626

NUVEEN	35

NuShares ESG Mid-Cap Value ETF (NUMV) (continued)

Portfolio of Investments	April 30, 2017 (Unaudited)

Shares	Description (1)	Value

	Financials (continued)

82	Raymond James Financial Inc.	$6,111

2,518	Voya Financial Inc.	94,123

3,151	XL Group Limited	131,869
	Total Financials	1,416,539

	Health Care – 2.4%

1,446	Quest Diagnostics Incorporated	152,567

	Industrials – 7.9%

1,717	Expeditors International of Washington, Inc.	96,307

1,102	Parker Hannifin Corporation	177,199

883	Rockwell Automation, Inc.	138,940

468	W.W. Grainger, Inc.	90,184
	Total Industrials	502,630

	Information Technology – 9.3%

2,251	Analog Devices, Inc.	171,526

2,239	Avnet Inc.	86,627

2,049	Microchip Technology Incorporated	154,863

3,617	Western Union Company	71,834

14,549	Xerox Corporation	104,607
	Total Information Technology	589,457

	Materials – 11.7%

1,163	Albemarle Corporation	126,662

1,319	Avery Dennison Corporation	109,754

46	Ball Corporation	3,537

1,516	Celanese Corporation, Series A	131,953

1,632	Eastman Chemical Company	130,152

3,833	Mosaic Company	103,223

2,593	WestRock Company	138,881
	Total Materials	744,162

	Real Estate – 12.9%

1,339	Camden Property Trust	110,240

3,674	Duke Realty Corporation	101,880

340	Federal Realty Investment Trust	44,503

6,522	Host Hotels & Resorts Inc.	117,070

3,200	Iron Mountain Inc.	111,232

2,661	Liberty Property Trust	107,957

1,295	Mid-America Apartment Communities	128,477

2,610	UDR Inc.	97,457
	Total Real Estate	818,816

36	NUVEEN

Shares	Description (1)	Value

	Telecommunication Services – 0.8%

28,975	Frontier Communications Corporation	$54,473

	Utilities – 6.6%

3,054	CMS Energy Corporation	138,652

2,772	Eversource Energy	164,657

1,732	Scana Corporation	114,849
	Total Utilities	418,158
	Total Long-Term Investments (cost $6,294,798)	6,361,609
	Other Assets Less Liabilities – 0.1%	3,580
	Net Assets – 100%	$6,365,189

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

See accompanying notes to financial statements.

NUVEEN	37

NuShares ESG Small-Cap ETF (NUSC)

Portfolio of Investments	April 30, 2017 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.9%

	COMMON STOCKS – 99.9%

	Consumer Discretionary – 11.9%

347	Aaron Rents Inc.	$12,471

1,372	American Axle and Manufacturing Holdings Inc.	24,133

1,096	American Eagle Outfitters, Inc.	15,443

49	American Public Education Inc., (2)	1,083

144	Asbury Automotive Group, Inc., (2)	8,813

76	Big 5 Sporting Goods Corporation	1,170

225	Big Lots, Inc.	11,360

36	Bob Evans Farms	2,403

90	Bright Horizons Family Solutions Inc., (2)	6,851

406	Brinker International Inc.	17,941

234	Buckle Inc.	4,376

234	Cabela’s Incorporated, (2)	12,776

55	Cable One, Inc.	37,502

882	Caesars Acquisition Company, Class A, (2)	15,391

342	Caleres Inc.	9,856

801	Callaway Golf Company	9,492

45	Carriage Services Inc.	1,231

283	Carter’s Inc.	26,047

10	CBRL Group Inc.	1,602

51	Century Communities, Inc., (2)	1,392

242	Choice Hotels International, Inc.	15,173

714	Cinemark Holdings Inc.	30,845

639	Clear Channel Outdoor Holdings Inc., Class A, (2)	3,291

215	Columbia Sportswear Company	12,173

243	Container Store Group Inc., (2)	1,001

234	Cooper-Standard Holdings Inc., (2)	26,458

36	Core-Mark Holding Company, Inc.	1,261

648	Crocs, Inc., (2)	4,037

45	CSS Industries Inc.	1,186

268	Dave & Buster’s Entertainment Inc., (2)	17,155

304	Deckers Outdoor Corporation, (2)	18,115

81	Del Taco Restaurants, Inc., (2)	1,065

20	Dillard’s, Inc., Class A	1,107

192	DineEquity Inc.	10,856

594	DSW Inc.	12,248

38	NUVEEN

Shares	Description (1)	Value

	Consumer Discretionary (continued)

616	Dunkin Brands Group Inc.	$34,410

91	El Pollo Loco Holdings, Inc., (2)	1,142

378	Entravision Communications Corporation	2,344

531	Etsy, Inc., (2)	5,714

135	Finish Line, Inc.	2,134

413	Five Below, Incorporated, (2)	20,287

279	Fossil Group Inc., (2)	4,813

234	Francescas Holdings Corporation, (2)	3,693

47	FTD Companies Inc., (2)	940

468	GameStop Corporation	10,619

108	Genesco Inc., (2)	5,756

486	GNC Holdings Inc.	3,781

31	Graham Holdings Company	18,653

153	Green Brick Partners, Inc., (2)	1,576

189	Group 1 Automotive Inc.	13,031

77	Habit Restaurants Inc., Class A Shares, (2)	1,455

54	Haverty Furniture Companies Inc.	1,331

261	Helen of Troy Limited, (2)	24,534

126	Hibbett Sporting Goods, Inc., (2)	3,276

252	Hosting Site Network, Inc.	9,299

1,008	Houghton Mifflin Harcourt Company, (2)	11,592

666	ILG, Inc.	16,057

451	Imax Corporation, (2)	13,756

31	Intl Speedway Corporation	1,150

438	Irobot Corporation, (2)	34,926

226	Jack in the Box Inc., Term Loan	23,045

342	John Wiley and Sons Inc., Class A	18,023

784	Kate Spade & Company, (2)	13,642

71	KB Home	1,463

100	Kirkland’s, Inc., (2)	1,176

82	La Quinta Holdings Inc., (2)	1,157

571	La Z Boy Inc.	15,931

216	Lands’ End Inc, (2)	5,098

41	LGI Homes Inc., (2)	1,305

90	Libbey Inc.	945

162	Lithia Motors Inc.	15,479

30	Loral Space & Communications, Inc., (2)	1,151

180	Madison Square Garden Inc., (2)	36,319

54	Marinemax Inc., (2)	1,099

NUVEEN	39

NuShares ESG Small-Cap ETF (NUSC) (continued)

Portfolio of Investments	April 30, 2017 (Unaudited)

Shares	Description (1)	Value

	Consumer Discretionary (continued)

150	Marriott Vacations World	$16,527

921	Michaels Cos Inc., (2)	21,515

738	Modine Manufacturing Company	8,930

267	Monro Muffler Brake, Inc.	13,844

45	Movado Group Inc.	1,053

216	Murphy USA Inc., (2)	15,027

999	National CineMedia, Inc.	11,858

826	New York Times, Class A	11,936

162	Nutri System Inc.	8,659

2,964	Office Depot, Inc.	14,731

99	Oxford Industries Inc.	5,740

130	Pool Corporation	15,551

24	Red Robin Gourmet Burgers, Inc., (2)	1,410

1,527	Regal Entertainment Group, Class A	33,701

360	Rent-A-Center Inc.	3,848

991	Sally Beauty Holdings Inc., (2)	18,849

244	Scholastic Corporation	10,548

126	Select Comfort Corporation, (2)	3,893

495	Service Corporation International	15,949

778	ServiceMaster Global Holdings Inc., (2)	29,642

90	Shake Shack Inc., Class A Shares, (2)	3,055

42	Shoe Carnival, Inc.	1,066

225	Shutterfly, Inc., (2)	11,678

545	Six Flags Entertainment Corporation	34,122

144	Sportsman’s Warehouse Holdings Inc., (2)	589

317	Stein Mart, Inc.	783

590	Steven Madden Limited, (2)	22,449

441	Tailored Brands, Inc.	5,437

837	TEGNA, Inc.	6,997

333	Tempur Sealy International, Inc., (2)	15,634

540	Tenneco Inc.	34,036

2,502	The Wendy’s Company	36,879

261	Tile Shop Holdings Inc.	5,572

736	Tribune Media Company	26,908

41	Unifi Inc., (2)	1,151

193	Vail Resorts, Inc.	38,148

107	Vera Bradley Inc., (2)	979

460	Visteon Corporation, (2)	47,357

52	Vitamin Shoppe Inc., (2)	1,004

40	NUVEEN

Shares	Description (1)	Value

	Consumer Discretionary (continued)

244	Wayfair Inc., Class A Shares, (2)	$11,153

40	Weyco Group, Inc.	1,118

413	Williams-Sonoma Inc.	22,323

10	Winmark Corporation	1,291

837	Wolverine World Wide Inc.	20,180

53	World Wrestling Entertainment Inc.	1,136

126	Zumiez, Inc., (2)	2,262
	Total Consumer Discretionary	1,375,924

	Consumer Staples – 3.5%

621	Amplify Snack Brands, Inc., (2)	5,589

45	Andersons, Inc.	1,681

3,655	Avon Products, Inc.	17,727

1,115	Blue Buffalo Pet Products, Inc., (2)	27,485

198	Casey’s General Stores, Inc.	22,190

2,115	Darling International Inc., (2)	32,000

1,651	Dean Foods Company	32,591

611	Fresh Del Monte Produce Inc.	37,454

396	Freshpet, Inc., (2)	4,653

963	Hain Celestial Group Inc., (2)	35,621

581	Herbalife, Limited	36,754

90	Medifast, Inc.	4,169

95	Natural Grocers by Vitamin Cottage Incorporated, (2)	1,039

126	Natural Health Trends Corporation	3,614

351	Omega Protein Corporation	7,073

581	Performance Food Group Company, (2)	14,467

126	PriceSmart, Inc.	10,956

117	Seneca Foods Corporation, (2)	4,352

216	Smart & Final Stores, Inc., (2)	2,549

122	SpartanNash Co	4,490

609	Sprouts Farmers Market Inc., (2)	13,587

798	Treehouse Foods Inc., (2)	69,905

325	United Natural Foods Inc., (2)	13,497

45	US Foods Holding Corporation, (2)	1,269

93	Weis Markets Inc.	5,376
	Total Consumer Staples	410,088

	Energy – 3.1%

513	Alon USA Energy, Inc.	6,202

1,197	Archrock Inc.	14,125

1,349	Atwood Oceanics Inc.	10,563

NUVEEN	41

NuShares ESG Small-Cap ETF (NUSC) (continued)

Portfolio of Investments	April 30, 2017 (Unaudited)

Shares	Description (1)	Value

	Energy (continued)

2,092	Clean Energy Fuels Corporation, (2)	$5,104

908	Delek US Holdings Inc.	21,855

689	Dril Quip Inc., (2)	35,518

974	Enlink Midstream LLC	17,970

648	Exterran Corp., (2)	17,736

2,668	Fairmount Santrol Holdings Inc., (2)	13,767

1,072	Forum Energy Technologies Incorporated, (2)	18,117

1,002	Franks International NV	9,118

661	Green Plains Renewable Energy, Inc.	15,203

2,472	Helix Energy Solutions Group, (2)	15,129

478	Matrix Service Company, (2)	5,616

4,354	McDermott International Inc., (2)	28,475

225	Natural Gas Services Group, (2)	6,165

1,544	Newpark Resources Inc., (2)	11,812

1,784	Oceaneering International Inc.	47,080

924	Oil States International Inc., (2)	27,489

2,576	Parker Drilling Company, (2)	4,250

243	RigNet, Inc., (2)	4,763

300	SeaCor Smit Inc., (2)	19,698

2,118	TETRA Technologies, (2)	7,053
	Total Energy	362,808

	Financials – 15.9%

93	Ameris Bancorp.	4,380

1,575	Apollo Commercial Real Estate Finance, Inc.	30,382

1,107	Aspen Insurance Holdings Limited	57,951

1,183	Associated Banc-Corp.	29,457

23	BancFirst Corporation	2,209

643	Bancorp, Inc., (2)	4,147

470	BancorpSouth Inc.	14,312

120	Bank Mutual Corporation	1,104

195	Bank of Hawaii Corporation	15,889

477	Bank of the Ozarks, Inc.	22,643

769	BankUnited Inc.	27,138

153	Banner Corporation	8,446

43	Berkshire Hills Bancorp, Inc.	1,613

204	BOK Financial Corporation	17,195

145	Brookline Bancorp, Inc.	2,110

43	Bryn Mawr Bank	1,845

62	Capital Bank Financial Corporation, Class A Shares	2,573

42	NUVEEN

Shares	Description (1)	Value

	Financials (continued)

1,787	Capstead Mortgage Corporation	$19,907

238	Chimera Investments Corporation	4,846

378	Cohen & Steers Inc.	15,082

270	Columbia Banking Systems Inc.	10,668

298	Commerce Bancshares Inc.	16,375

141	Crawford & Co	1,259

369	Cullen/Frost Bankers, Inc.	34,830

123	Customers Bancorp Inc., (2)	3,804

168	CVB Financial	3,619

851	Dynex Capital, Inc.	5,889

806	East West Bancorp Inc.	43,742

342	Encore Capital Group, Inc., (2)	11,406

1,674	F.N.B. Corporation PA	23,838

359	FactSet Research Systems Inc.	58,610

167	FCB Financial Holdings, Inc., Class A Shares, (2)	7,891

44	Federal Agricultural Mortgage Corporation	2,510

53	Financial Institutions, Inc.	1,776

2,014	First American Corporation	87,428

691	First Cash, Inc.	35,897

450	First Financial Bancorp.	12,442

436	First Financial Bankshares, Inc.	17,418

128	First Merchants Corporation	5,297

63	First of Long Island Corporation	1,714

391	Flagstar Bancorp Inc., (2)	11,433

1,125	Fulton Financial Corporation	20,756

9,082	Genworth Financial Inc., Class A, (2)	36,691

342	Glacier Bancorp, Inc.	11,553

452	Great Western Bancorp Inc.	18,622

802	Green Dot Corporation, Class A Shares, (2)	27,501

731	Hancock Holding Company	34,138

204	Hanmi Financial Corporation	5,926

36	Heartland Financial USA, Inc.	1,728

253	HomeStreet Inc.	6,578

64	HomeTrust Bancshares Inc., (2)	1,600

137	Independent Bank Corporation	8,672

468	International Bancshares Corporation	17,503

279	INTL FCStone Inc., (2)	10,421

306	Investment Technology Group	6,092

1,673	Investors Bancorp, Inc.	23,171

NUVEEN	43

NuShares ESG Small-Cap ETF (NUSC) (continued)

Portfolio of Investments	April 30, 2017 (Unaudited)

Shares	Description (1)	Value

	Financials (continued)

260	Kearny Financial Corporation	$3,796

36	Lakeland Financial Corporation	1,644

387	LegacyTexas Financial Group Inc.	14,632

1,541	Legg Mason, Inc.	57,603

232	Live Oak Bancshares Inc.	5,603

352	LPL Investments Holdings Inc.	14,798

342	MB Financial, Inc.	14,538

145	Meta Financial Group, Inc.	12,310

2,000	MGIC Investment Corporation, (2)	21,080

360	Morningstar, Inc.	26,327

62	National Bank Holdings Corporation	1,957

621	Nationstar Mortgage Holdings, Incorporated, (2)	10,004

369	Newstar Financial, Inc.	3,963

225	NMI Holdings Inc., Class A Shares, (2)	2,610

504	OceanFirst Financial Corporation	13,936

513	On Deck Capital, Inc., (2)	2,437

56	Opus Bank	1,263

686	Pacwest Bancorp.	33,881

131	Park National Corporation	13,811

99	Park Sterling Bank Inc.	1,218

396	PICO Holdings, Inc., (2)	6,376

135	Pinnacle Financial Partners, Inc.	8,640

630	PRA Group Inc., (2)	20,286

269	Privatebancorp, Inc.	15,540

964	ProAssurance Corporation	59,672

401	Prosperity Bancshares, Inc.	26,947

462	Provident Financial Services Inc.	11,869

97	Redwood Trust Inc.	1,656

48	S&T Bancorp, Inc.	1,726

29	Sandy Spring Bancorp, Inc.	1,254

184	ServisFirst Bancshares Inc.	6,955

146	Simmons First National Corporation	7,979

88	South State Corporation	7,757

3,844	Starwood Property Trust Inc.	87,220

65	State Bank Financial Corporation	1,746

25	Stonegate Bank	1,148

65	Sun Bancorp, Inc.	1,622

251	SVB Financial Group, (2)	44,161

526	Synovus Financial Corp.	21,987

44	NUVEEN

Shares	Description (1)	Value

	Financials (continued)

343	Texas Capital BancShares, Inc., (2)	$26,102

68	TFS Financial Corporation	1,125

51	Tristate Capital Holdings Inc., (2)	1,270

598	Trustmark Corporation	19,865

279	UMB Financial Corporation	20,225

1,446	Umpqua Holdings Corporation	25,551

99	Union Bankshares Corporation	3,390

358	United Bankshares, Inc.	14,284

198	United Community Banks, Inc.	5,415

2,328	Valley National Bancorp.	27,377

526	Washington Federal Inc.	17,726

65	Waterstone Financial Inc.	1,235

630	Webster Financial Corporation	32,010

304	WesBanco, Inc.	12,102

118	Westamerica Bancorp.	6,492

24	Western Alliance Bancorporation, (2)	1,150

51	White Mountain Insurance Group	43,806

284	Wintrust Financial Corporation	20,124

1,620	Zions Bancorporation	64,849
	Total Financials	1,848,077

	Health Care – 11.6%

148	AAC Holdings, Inc., (2)	1,060

282	Abaxis, Inc.	12,698

254	Abiomed, Inc., (2)	33,101

618	Acadia Healthcare Company Inc., (2)	26,932

32	Acadia Pharmaceuticals, Inc., (2)	1,099

351	Acceleron Pharma Inc., (2)	11,590

1,314	Accuray, Inc., (2)	5,979

98	Aceto Corporation	1,553

311	Aclaris Therapeutics Inc., (2)	8,742

477	Acorda Therapeutics, Inc., (2)	7,703

423	Aduro Biotech, Inc., (2)	4,082

324	Advaxis Inc., (2)	2,773

279	Agios Pharmaceutical Inc., (2)	13,869

729	Akorn, Inc., (2)	24,385

198	Albany Molecular Research Inc., (2)	3,170

47	Alder Biopharmaceuticals Inc., (2)	942

1,756	Allscripts Healthcare Solutions Inc., (2)	21,019

358	Amedisys, Inc., (2)	19,404

NUVEEN	45

NuShares ESG Small-Cap ETF (NUSC) (continued)

Portfolio of Investments	April 30, 2017 (Unaudited)

Shares	Description (1)	Value

	Health Care (continued)

57	American Renal Associates Holdings, Inc., (2)	$981

1,422	Amicus Therapeutics, Inc., (2)	10,921

458	AMN Healthcare Services Inc., (2)	18,709

71	AngioDynamics, Inc., (2)	1,102

1,071	Arrowhead Pharmaceuticals, Incorporated, (2)	1,660

77	Atara Biotherapeutics Inc., (2)	1,317

247	AthenaHealth Inc., (2)	24,208

68	AtriCure, Inc., (2)	1,394

20	AveXis, Incorporated, (2)	1,610

410	Bellicum Pharmaceuticals, Inc., (2)	5,482

957	BioCryst Pharmaceuticals, Inc., (2)	6,067

288	Bluebird Bio Inc., (2)	25,618

1,604	Brookdale Senior Living Inc., (2)	20,836

720	Bruker Biosciences Corporation	17,561

243	Cambrex Corporation, (2)	14,422

68	Capital Senior Living Corporation, (2)	950

392	Cardiovascular Systems, Inc., (2)	11,709

702	Catalent, Inc., (2)	20,555

1,522	Celldex Therapeutics, Inc., (2)	5,068

756	Cempra Inc., (2)	3,251

1,701	Cerus Corporation, (2)	7,399

740	Chimerix Inc., (2)	4,425

270	Civitas Solutions Inc., (2)	4,806

331	Coherus Biosciences Inc., (2)	6,355

297	Collegium Pharmaceutical Inc., (2)	2,913

43	Computer Programs and Systems, Inc.	1,180

29	Corvel Corporation, (2)	1,291

207	Cross Country Healthcare, Inc., (2)	2,892

518	DepoMed, Inc., (2)	6,211

639	Diplomat Pharmacy, Inc., (2)	9,968

90	Eagle Pharmaceuticals Inc., (2)	8,153

1,375	Endologix, Inc., (2)	10,299

67	Ensign Group Inc.	1,203

55	Esperion Therapeutics Inc., (2)	1,966

636	FibroGen, Inc., (2)	17,808

63	Flexion Therapeutics Inc., (2)	1,286

810	Genesis Healthcare Inc., (2)	1,960

482	Genmark Diagnostics Inc., (2)	6,179

423	Global Blood Therapeutics Inc., (2)	12,246

46	NUVEEN

Shares	Description (1)	Value

	Health Care (continued)

682	Globus Medical Inc, Class A, (2)	$20,685

333	Greatbatch, Inc., (2)	12,238

410	Haemonetics Corporation, (2)	17,171

1,116	Halozyme Therapeutics, Inc., (2)	15,557

749	HMS Holdings Corporation, (2)	15,332

89	Intellia Therapeutics, Inc., (2)	1,297

207	Intersect ENT, Inc., (2)	3,933

468	Intra-Cellular Therapies Inc., (2)	6,468

580	K2M Group Holdings Inc., (2)	12,847

115	Karyopharm Therapeutics Inc., (2)	1,175

1,386	Kindred Healthcare Inc.	13,306

504	Kite Pharma Inc., (2)	41,368

63	Landauer Inc.	3,314

171	LHC Group, Inc., (2)	9,251

395	Lifepoint Health Inc., (2)	24,549

142	Ligand Pharmaceuticals, Inc., (2)	15,786

576	Lion Biotechnologies Inc., (2)	3,946

253	Loxo Oncology Inc., (2)	11,653

81	Luminex Corporation	1,525

142	Magellan Health Services, Inc., (2)	9,770

20	Medidata Solutions, Inc., (2)	1,309

90	Meridian Bioscience, Inc.	1,332

1,827	Merrimack Pharmaceuticals, Incorporated, (2)	6,084

693	MiMedx Group Inc., (2)	8,794

116	Minerva Neurosciences, Inc., (2)	882

96	MyoKardia Inc., (2)	1,253

124	Natera, Inc., (2)	1,122

135	National Research Corporation	3,348

1,216	Nektar Therapeutics, (2)	23,068

396	NeoGenomics Inc., (2)	2,990

1,788	Opko Health Inc., (2)	13,893

112	OraSure Technologies, Inc., (2)	1,468

1,633	Organovo Holdings Inc., (2)	4,736

369	Otonomy, Inc., (2)	4,926

608	Owens and Minor Inc.	21,067

270	Paratek Pharmaceuticals, Inc., (2)	5,792

290	Parexel International Corporation, (2)	18,511

230	Penumbra Inc., (2)	19,654

370	Perkinelmer Inc.	21,982

NUVEEN	47

NuShares ESG Small-Cap ETF (NUSC) (continued)

Portfolio of Investments	April 30, 2017 (Unaudited)

Shares	Description (1)	Value

	Health Care (continued)

56	Premier Inc., Class A, (2)	$1,893

225	Pharmerica Corporation, (2)	5,310

401	Prestige Brands Holdings Inc., (2)	23,021

905	Progenics Pharmaceuticals, Inc., (2)	7,168

367	Prothena Corporation PLC, (2)	19,866

126	Providence Service Corporation, (2)	5,544

374	PTC Therapeutics Inc., (2)	4,544

333	Quidel Corporation, (2)	8,049

39	Repligen Corporation, (2)	1,435

347	Revance Therapeutics Inc., (2)	7,547

276	Sage Therapeutics, Inc., (2)	19,596

397	Sarepta Therapeutics Inc., (2)	14,395

1,381	Select Medical Corporation	18,989

232	Spark Therapeutics, Inc., (2)	13,449

619	Spectranetics Corporation, (2)	17,703

306	STAAR Surgical Company, (2)	3,182

315	Steris PLC	23,247

270	Sucampo Pharmaceuticals, Inc., (2)	2,740

582	Supernus Pharmaceuticals Incorporated, (2)	18,973

360	Surgery Partners Inc., (2)	6,192

621	Teladoc, Inc., (2)	15,401

648	Teligent, Inc., (2)	5,113

323	Tesaro Inc., (2)	47,671

714	Theravance Biopharma Inc., (2)	28,796

297	Tivity Health Inc., (2)	9,979

148	Trevena Inc., (2)	484

321	Ultragenyx Pharmaceutical Inc., (2)	20,669

108	US Physical Therapy, Inc.	7,085

580	VCA Antech, Inc., (2)	53,111

288	Versartis Inc., (2)	5,299

440	Vocera Communications Incorporated, (2)	11,158

505	VWR Corporation, (2)	14,271

179	ZIOPHARM Oncology, Inc., (2)	1,260
	Total Health Care	1,348,584

	Industrials – 16.6%

580	Aaon, Inc.	21,257

506	ABM Industries Inc.	21,854

657	Acco Brands Corporation, (2)	9,362

549	Actuant Corporation	14,988

48	NUVEEN

Shares	Description (1)	Value

	Industrials (continued)

630	Advanced Drainage Systems, Inc.	$14,522

54	Aegion Corporation, (2)	1,232

637	Allegion PLC	50,094

1,242	Allison Transmission Holdings Inc.	48,041

434	ArcBest Corporation	11,479

225	Argan, Inc.	15,041

81	Armstrong Flooring, Inc., (2)	1,554

621	Armstrong World Industries Inc., (2)	29,032

329	Astronics Corporation, (2)	10,696

796	Avis Budget Group Inc., (2)	24,278

50	Axon Enterprise, Inc., (2)	1,229

468	Babcock & Wilcox Enterprises, Inc., (2)	4,385

613	Barnes Group Inc.	33,697

441	Beacon Roofing Supply Company, (2)	21,860

324	Brady Corporation	12,620

540	Briggs & Stratton Corporation	13,495

1,321	Builders FirstSource, Inc., (2)	21,149

398	Carlisle Companies Inc.	40,353

315	Chart Industries, Inc., (2)	11,501

604	Chicago Bridge & Iron Company N.V.	18,168

371	Clean Harbors, Inc., (2)	21,559

414	Comfort Systems USA Inc.	15,194

918	Copart Inc., (2)	28,366

436	Curtiss Wright Corporation	40,748

687	DigitalGlobe Inc., (2)	22,121

937	Donaldson Company, Inc.	43,364

469	Echo Global Logistics, Inc., (2)	8,794

323	EnerSys	26,845

297	ESCO Technologies Inc.	17,478

55	Essendant Inc.	919

234	Esterline Technologies Corporation, (2)	21,399

570	Franklin Electric Company, Inc.	23,427

533	Generac Holdings Inc., (2)	18,746

605	Genesee & Wyoming Inc., (2)	40,995

45	GP Strategies Corporation, (2)	1,220

380	Granite Construction Inc.	20,030

1,145	HD Supply Holdings Inc., (2)	46,143

29	Healthcare Services Group, Inc.	1,331

872	Hertz Global Holdings, Inc., (2)	14,379

NUVEEN	49

NuShares ESG Small-Cap ETF (NUSC) (continued)

Portfolio of Investments	April 30, 2017 (Unaudited)

Shares	Description (1)	Value

	Industrials (continued)

609	Hexcel Corporation	$31,516

600	Hillenbrand Inc.	22,140

750	HNI Corporation	35,070

602	Hub Group, Inc., (2)	23,568

270	Hubbell Inc.	30,545

135	Hyster-Yale Materials Handling Inc.	8,115

56	ICF International, Inc., (2)	2,472

215	Insperity Inc.	19,640

252	Interface, Inc.	5,015

348	Kaman Corporation	16,707

606	KAR Auction Services Inc.	26,434

54	Kelly Services, Inc.	1,205

1,181	Kennametal Inc.	49,106

453	Keyw Holding Corporation, (2)	4,299

48	KForce Inc.	1,090

261	Knoll Inc.	6,254

288	Lennox International Inc.	47,632

2,358	Manitowoc Company Inc.	14,077

90	Matthews International Corporation	6,169

93	McGrath Rentcorp.	3,237

566	Mercury Computer Systems Inc., (2)	21,157

997	Meritor Inc., (2)	17,757

315	Miller (Herman) Inc.	10,426

54	Mistras Group Inc., (2)	1,215

297	Mobile Mini, Inc.	8,524

45	MYR Group Inc., (2)	1,902

63	Navigant Consulting Inc., (2)	1,510

784	Navistar International Corporation, (2)	21,097

313	On Assignment, Inc., (2)	16,204

1,352	Oshkosh Truck Corporation	93,815

643	Pitney Bowes Inc.	8,545

1,624	Plug Power Inc., (2)	3,638

234	Proto Labs Incorporated, (2)	13,572

1,541	Quanta Services Incorporated, (2)	54,613

405	Raven Industries, Inc.	12,555

378	Regal-Beloit Corporation	29,805

98	RPX Corporation, (2)	1,258

719	Ryder System, Inc.	48,827

42	SP Plus Corporation, (2)	1,447

50	NUVEEN

Shares	Description (1)	Value

	Industrials (continued)

719	Spirit AeroSystems Holdings Inc.	$41,098

630	Steelcase Inc.	10,742

1,035	Sunrun Inc., (2)	5,475

162	Team, Inc., (2)	4,358

292	Teledyne Technologies Inc., (2)	39,370

207	Tennant Company	15,163

387	Tetra Tech, Inc.	17,009

315	The Advisory Board Company, (2)	16,097

31	Toro Company	2,013

423	TriMas Corporation, (2)	9,708

378	TriNet Group Inc., (2)	11,113

90	TrueBlue Inc., (2)	2,462

221	Valmont Industries, Inc.	33,669

211	Veritiv Corporation, (2)	10,898

124	Viad Corporation	5,605

286	WageWorks, Incorporated, (2)	21,107

1,051	Wesco Aircraft Holdings Inc., (2)	12,770

457	WESCO International Inc., (2)	27,854

450	West Corporation	12,011

503	Woodward Governor Company	34,038

468	YRC Worldwide Inc., (2)	4,989
	Total Industrials	1,924,652

	Information Technology – 15.5%

618	2U Inc., (2)	28,057

123	A10 Networks Inc., (2)	996

1,220	ACI Worldwide, Inc., (2)	26,218

82	Actua Corporation, (2)	1,148

81	ADTRAN, Inc.	1,620

184	Angie’s List, (2)	1,082

189	Anixter International Inc., (2)	15,413

187	Arista Networks Inc., (2)	26,113

758	Arris International PLC, (2)	19,700

279	AVX Group	4,718

72	Badger Meter Inc.	2,862

232	Belden Inc.	16,170

285	Benchmark Electronics Inc., (2)	9,035

243	BenefitFocus Inc., (2)	7,655

444	Black Knight Financial Services, Inc., Class A Shares, (2)	18,382

481	Blackbaud, Inc.	38,677

NUVEEN	51

NuShares ESG Small-Cap ETF (NUSC) (continued)

Portfolio of Investments	April 30, 2017 (Unaudited)

Shares	Description (1)	Value

	Information Technology (continued)

1,395	Booz Allen Hamilton Holding	$50,122

163	Brightcove Inc., (2)	1,418

1,244	Brooks Automation Inc.	31,423

75	CalAmp Corporation, (2)	1,346

157	Calix Inc., (2)	1,052

922	Callidus Software, Inc., (2)	19,408

126	Cass Information Systems, Inc.	8,375

423	ChannelAdvisor Corporation, (2)	4,991

667	Ciena Corporation, (2)	15,281

411	Cirrus Logic Inc., (2)	26,448

418	Cognex Corporation	35,672

768	CommScope Holding Company Inc., (2)	32,287

47	Convergys Corporation	1,058

342	CPI Card Group Inc.	1,231

53	Cray, Inc., (2)	949

566	Cree, Inc., (2)	12,384

450	CSG Systems International Inc.	16,879

63	CTS Corporation	1,392

135	Daktronics Inc.	1,277

801	DHI Group Inc., (2)	3,084

629	Diebold Inc.	17,738

407	Dolby Laboratories, Inc.	21,461

1,527	Entegris Inc., (2)	37,870

20	ePlus, Inc., (2)	1,425

342	Exar Corporation, (2)	4,449

25	Exlservice Holdings, Inc., (2)	1,193

297	Fabrinet, (2)	10,297

286	Fair Isaac Corporation	38,747

36	FARO Technologies, Inc., (2)	1,319

643	Finisar Corporation, (2)	14,686

606	First Solar Inc., (2)	17,907

909	Fitbit, Inc., Class A Shares, (2)	5,199

711	Five9, Inc., (2)	12,972

32	GoDaddy, Inc., Class A Shares, (2)	1,245

1,035	Gogo Inc., (2)	13,051

525	Henry Jack and Associates Inc.	50,883

713	Infinera Corporation, (2)	7,073

126	Insight Enterprises Inc., (2)	5,305

1,035	Integrated Device Technology, Inc., (2)	24,830

52	NUVEEN

Shares	Description (1)	Value

	Information Technology (continued)

253	Interdigital Inc.	$22,745

723	Keysight Technologies, Inc., (2)	27,062

69	Kimball Electronics Inc., (2)	1,190

661	Knowles Corporation, (2)	11,720

178	Littelfuse Inc.	27,439

953	LogMeIn Inc.	107,689

403	Lumentum Holdings Inc., (2)	17,228

551	Manhattan Associates Inc., (2)	25,726

326	Mellanox Technologies, Limited, (2)	15,387

187	Methode Electronics, Inc.	8,331

48	MINDBODY, Inc., Class A Shares, (2)	1,361

99	Moneygram International Inc., (2)	1,763

36	MTS Systems Corporation	1,672

58	Nanometrics Inc., (2)	1,830

315	National Instruments Corporation	10,997

228	Netgear, Inc., (2)	10,750

471	NetScout Systems, Inc., (2)	17,733

469	New Relic, Inc., (2)	18,751

63	Novanta, Inc., (2)	1,767

34	NVE Corporation	2,768

1,538	Oclaro Inc., (2)	12,319

2,808	ON Semiconductor Corporation, (2)	39,817

120	OSI Systems Inc., (2)	9,288

90	Pandora Media, Inc., (2)	977

414	Paylocity Holding Corporation, (2)	16,328

153	Perficient, Inc., (2)	2,665

146	Plantronics Inc.	7,972

162	Plexus Corporation, (2)	8,422

422	Power Integrations Inc.	27,831

468	Q2 Holdings Inc., (2)	17,854

1,012	Qoutient Technology Inc., (2)	11,031

487	Qualys Incorporated, (2)	18,701

1,507	Rambus Inc., (2)	18,868

82	Rapid7 Inc., (2)	1,390

585	RetailMeNot Inc., (2)	6,786

645	RingCentral Inc., Class A, (2)	20,608

90	Rogers Corporation, (2)	9,265

489	Sanmina-SCI Corporation, (2)	18,215

721	Science Applications International Corporation	52,626

NUVEEN	53

NuShares ESG Small-Cap ETF (NUSC) (continued)

Portfolio of Investments	April 30, 2017 (Unaudited)

Shares	Description (1)	Value

	Information Technology (continued)

450	ServiceSource International Inc., (2)	$1,692

520	Silicon Laboratories Inc., (2)	36,998

88	Silver Springs Networks Inc., (2)	1,004

252	SolarEdge Technologies, Inc., (2)	4,070

173	Sonus Networks, Inc., (2)	1,329

1,152	Square Inc., (2)	21,012

44	Super Micro Computer Inc., (2)	1,074

252	Sykes Enterprises Inc., (2)	7,512

177	SYNNEX Corporation	19,192

464	Tableau Software Inc., Class A, (2)	24,908

856	Take-Two Interactive Software, Inc., (2)	53,800

144	Tech Data Corporation, (2)	13,774

234	TeleTech Holdings, Inc.	7,313

877	Teradata Corporation, (2)	25,591

59	TiVo, Inc.	1,165

132	Travelport Worldwide Limited	1,738

944	TTM Technologies, Inc., (2)	15,793

296	Universal Display Corporation	26,448

270	Vasco Data Security International, Inc., (2)	3,645

336	VeriFone Holdings Inc., (2)	6,229

31	Verint Systems Inc., (2)	1,218

360	Virtusa Corporation, (2)	11,153

1,062	Vishay Intertechnology Inc.	17,364

333	WEX, Inc., (2)	33,786

96	Xactly Corp., (2)	1,114

303	Zebra Technologies Corporation, Class A, (2)	28,564

887	Zendesk Inc., (2)	25,501
	Total Information Technology	1,799,432

	Materials – 5.8%

268	AptarGroup Inc.	21,520

256	Balchem Corporation	20,777

435	Bemis Company, Inc.	19,544

1,037	Berry Plastics Corporation, (2)	51,850

261	Boise Cascade Company, (2)	7,961

420	Compass Minerals International, Inc.	27,720

639	Ferro Corporation	11,451

594	Flotek Industries Inc., (2)	7,134

883	GCP Applied Technologies, Inc., (2)	29,051

465	Greif Inc.	27,258

54	NUVEEN

Shares	Description (1)	Value

	Materials (continued)

636	H.B. Fuller Company	$33,600

268	Innospec, Inc.	17,688

1,653	KapStone Paper and Packaging Corp.	34,862

358	Materion Corporation	13,622

339	Minerals Technologies Inc.	26,679

84	Myers Industries, Inc.	1,369

54	Neenah Paper, Inc.	4,231

387	OMNOVA Solutions Inc., (2)	3,677

861	PolyOne Corporation	33,760

1,233	Reliance Steel & Aluminum Company	97,185

503	Schnitzer Steel Industries, Inc.	9,507

650	Scotts Miracle Gro Company	62,790

571	Sonoco Products Company	29,869

324	Stepan Company	27,475

808	Trinseo SA	53,651
	Total Materials	674,231

	Real Estate – 10.9%

189	Alexander & Baldwin Inc.	8,696

99	Altisource Portfolio Solutions SA, (2)	2,187

1,020	American Campus Communities Inc.	48,338

1,939	Brandywine Realty Trust	32,905

642	Care Capital Properties, Inc.	17,251

106	CatchMark Timber Trust Inc., Class A	1,241

1,476	CBL & Associates Properties Inc.	13,653

108	Chesapeake Lodging Trust	2,517

971	Columbia Property Trust Inc.	21,848

602	Coresite Realty Corporation	58,906

916	Corporate Office Properties	29,990

1,019	CyrusOne Inc.	55,678

1,241	DiamondRock Hospitality Company	13,663

818	Douglas Emmett Inc.	30,814

1,158	Dupont Fabros Technology Inc.	59,695

198	Easterly Government Properties, Inc.	3,984

852	Education Realty Trust Inc.	33,032

1,258	Empire State Realty Trust Inc.	26,166

742	Equity Commonwealth	23,737

677	Equity Lifestyles Properties Inc.	54,776

1,086	FelCor Lodging Trust Inc.	8,416

1,304	First Industrial Realty Trust, Inc.	36,695

NUVEEN	55

NuShares ESG Small-Cap ETF (NUSC) (continued)

Portfolio of Investments	April 30, 2017 (Unaudited)

Shares	Description (1)	Value

	Real Estate (continued)

441	First Potomac Realty Trust	$4,851

745	Forest City Realty Trust Inc.	16,837

549	Four Corners Property Trust, Inc.	12,808

1,839	Franklin Street Properties Corporation	22,307

1,447	Gramercy Property Trust	40,212

1,734	Healthcare Realty Trust, Inc.	56,875

40	HFF Inc., Class A Shares, (2)	1,256

654	Highwoods Properties, Inc.	33,276

853	Hospitality Properties Trust	27,151

121	Howard Hughes Corporation, (2)	14,896

135	iStar Inc., (2)	1,651

504	Kennedy-Wilson Holdings Inc.	10,282

412	Kilroy Realty Corporation	29,058

985	Kite Realty Group Trust	20,055

45	Marcus & Millichap Inc., (2)	1,161

1,067	New York REIT, Inc.	10,179

324	Northstar Realty Europe Corporation	3,768

747	Paramount Group Inc.	12,251

468	QTS Realty Trust Inc., Class A Shares	25,010

594	Realogy Holdings Corporation	18,147

918	Rexford Industrial Realty Inc.	22,895

576	RLJ Lodging Trust	12,378

846	Sabra Health Care Real Estate Investment Trust Inc.	23,003

1,222	Select Income REIT	30,623

2,792	Senior Housing Properties Trust	60,084

180	Seritage Growth Properties	7,470

63	St. Joe Company, (2)	1,103

599	Sun Communities Inc.	50,082

705	Sunstone Hotel Investors Inc.	10,497

50	Tejon Ranch Company, (2)	1,145

126	The RMR Group Inc.	6,647

513	Tier REIT, Inc.	8,880

1,243	Uniti Group, Inc.	34,133

711	Washington Real Estate Investment Trust	22,517

828	Weingarten Realty Trust	27,133

65	Xenia Hotels & Resorts Inc.	1,135
	Total Real Estate	1,265,944

	Telecommunication Services – 1.1%

468	Boingo Wireless Inc., (2)	6,688

56	NUVEEN

Shares	Description (1)	Value

	Telecommunication Services (continued)

684	Cincinnati Bell Inc., (2)	$12,893

646	Cogent Communications Group, Inc.	29,070

918	Consolidated Communications Holdings, Inc.	21,729

125	FairPoint Communications Inc., (2)	2,131

873	Globalstar, Inc., (2)	1,667

306	IDT Corporation	4,648

1,098	Iridium Communications Inc., (2)	11,639

262	Lumos Networks Corporation	4,692

936	Orbcomm, Inc., (2)	9,023

630	Shenandoah Telecommunications Company	20,160
	Total Telecommunication Services	124,340

	Utilities – 4.0%

468	8point3 Energy Partners LP	5,784

3,096	Aqua America Inc.	102,447

270	Chesapeake Utilities Corporation	19,791

1,562	New Jersey Resources Corporation	63,027

951	One Gas Inc.	65,457

670	Ormat Technologies Inc.	39,570

769	Pattern Energy Group Inc.	16,933

835	Spire, Inc.	57,239

1,494	TerraForm Global Inc, Class A Shares	7,097

528	TerraForm Power, Inc.	6,647

933	WGL Holdings Inc.	76,935
	Total Utilities	460,927
	Total Long-Term Investments (cost $11,297,561)	11,595,007
	Other Assets Less Liabilities – 0.1%	7,660
	Net Assets – 100%	$11,602,667

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

NUVEEN	57

Statement of

Assets and Liabilities	April 30, 2017 (Unaudited)

	NULG	NULV	NUMG	NUMV	NUSC
Assets
Long-term investments, at value (cost $6,466,410, $6,333,716, $6,404,847, $6,294,798 and $11,297,561, respectively)	$6,917,556	$6,423,221	$6,610,557	$6,361,609	$11,595,007
Cash	9,822	8,503	5,768	12,321	15,137
Receivable for:
Dividends	5,115	9,780	2,500	5,176	4,622
Investments sold	—	—	—	—	1,225
Reclaims	336	—	—	—	20
Total assets	6,932,829	6,441,504	6,618,825	6,379,106	11,616,011
Liabilities
Payable for investments purchased	7,482	9,338	—	11,894	9,675
Accrued expenses:
Management fees	1,821	1,715	2,004	1,944	3,515
Professional fees	35	35	35	35	68
Trustees fees	44	44	44	44	86
Total liabilities	9,382	11,132	2,083	13,917	13,344
Net assets	$6,923,447	$6,430,372	$6,616,742	$6,365,189	$11,602,667
Shares outstanding	250,000	250,000	250,000	250,000	450,000
Net asset value (“NAV”) per share	$27.69	$25.72	$26.47	$25.46	$25.78
Net assets consist of:
Capital paid-in	$6,311,533	$6,243,447	$6,243,527	$6,216,270	$11,189,506
Undistributed (Over-distribution of) net investment income	20,095	52,000	8,179	45,643	54,191
Accumulated net realized gain (loss)	140,673	45,420	159,326	36,465	61,524
Net unrealized appreciation (depreciation)	451,146	89,505	205,710	66,811	297,446
Net assets	$6,923,447	$6,430,372	$6,616,742	$6,365,189	$11,602,667
Authorized shares	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
Par value per share	$0.01	$0.01	$0.01	$0.01	$0.01

See accompanying notes to financial statements.

58	NUVEEN

Statement of Operations	For the period December 14, 2016 (commencement of operations) through April 30, 2017 (Unaudited)

	NULG	NULV	NUMG	NUMV	NUSC
Investment Income (net of dividend tax withheld of $1, $—, $141, $—, and $76, respectively)	$28,363	$60,168	$17,335	$54,759	$70,869
Expenses
Management fees	8,167	8,068	9,056	9,016	16,475
Professional fees	35	35	35	35	68
Trustees fees	66	65	65	65	135
Total expenses	8,268	8,168	9,156	9,116	16,678
Net investment income (loss)	20,095	52,000	8,179	45,643	54,191
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	140,673	45,420	159,326	36,465	61,524
Change in net unrealized appreciation (depreciation) of investments	451,146	89,505	205,710	66,811	297,446
Net realized and unrealized gain (loss)	591,819	134,925	365,036	103,276	358,970
Net increase (decrease) in net assets from operations	$611,914	$186,925	$373,215	$148,919	$413,161

See accompanying notes to financial statements.

NUVEEN	59

Statement of Changes in Net Assets	For the period December 14, 2016 (commencement of operations) through April 30, 2017 (Unaudited)

	NULG	NULV	NUMG	NUMV	NUSC
Operations
Net investment income (loss)	$20,095	$52,000	$8,179	$45,643	$54,191
Net realized gain (loss) from investments	140,673	45,420	159,326	36,465	61,524
Change in net unrealized appreciation (depreciation) of investments	451,146	89,505	205,710	66,811	297,446
Net increase (decrease) in net assets from operations	611,914	186,925	373,215	148,919	413,161
Fund Share Transactions
Proceeds from shares sold	8,930,633	7,487,277	7,555,957	6,216,270	12,434,501
Cost of shares redeemed	(2,619,100)	(1,243,830)	(1,312,430)	—	(1,244,995)
Net increase (decrease) in net assets from Fund share transactions	6,311,533	6,243,447	6,243,527	6,216,270	11,189,506
Net increase (decrease) in net assets	6,923,447	6,430,372	6,616,742	6,365,189	11,602,667
Net assets at the beginning of period	—	—	—	—	—
Net assets at the end of period	$6,923,447	$6,430,372	$6,616,742	$6,365,189	$11,602,667
Undistributed (Over-distribution of) net investment income at the end of period	$20,095	$52,000	$8,179	$45,643	$54,191

See accompanying notes to financial statements.

60	NUVEEN

THIS PAGE INTENTIONALLY LEFT BLANK

NUVEEN	61

Financial

Highlights (Unaudited)

Selected data for a share outstanding throughout the period:

		Investment Operations

Year Ended October 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Ending NAV	Ending Market Price
NULG
2017(c)	$25.21	$0.09	$2.39	$2.48	$27.69	$27.42
NULV
2017(c)	25.09	0.22	0.41	0.63	25.72	25.73
NUMG
2017(c)	25.10	0.04	1.33	1.37	26.47	26.49
NUMV
2017(c)	25.04	0.19	0.23	0.42	25.46	25.70
NUSC
2017(c)	25.01	0.12	0.65	0.77	25.78	25.88

62	NUVEEN

		Ratios/Supplemental Data

Total Return			Ratios to Average Net Assets

Based on NAV(b)	Based on Market Price(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(d)

9.85%	8.77%	$6,923	0.35	%*	0.86	%*	5%

2.51	2.52	6,430	0.35	*	2.26	*	13

5.44	5.53	6,617	0.40	*	0.36	*	18

1.67	2.63	6,365	0.40	*	2.03	*	20

3.10	3.48	11,603	0.40	*	1.32	*	11

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total Return Based on NAV reflects the change in NAV over the period, including the assumed reinvestment of distributions, if any, at NAV on each ex-dividend payment date during the period. Total Return Based on Market Price reflects the change in the market price per share over the period, including the assumed reinvestment of distributions, if any, at the ending market price per share on each ex-dividend payment date during the period. Total returns are not annualized.
(c)	For the period December 14, 2016 (commencement of operations) through April 30, 2017.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period. Portfolio Turnover Rate excludes securities received or delivered as a result of processing in-kind creations or redemptions of Fund shares (as disclosed in Note 4 – Fund Shares).
*	Annualized.

See accompanying notes to financial statements.

NUVEEN	63

Notes to

Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information

Trust and Fund Information

The NuShares ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of NuShares ESG Large-Cap Growth ETF (NULG), NuShares ESG Large-Cap Value ETF (NULV), NuShares ESG Mid-Cap Growth ETF (NUMG), NuShares ESG Mid-Cap Value ETF (NUMV) and NuShares ESG Small-Cap ETF (NUSC) (each a “Fund” and collectively, the “Funds”), as non-diversified funds, among others. The Trust was organized as a Massachusetts business trust on February 20, 2015. Shares of the Funds are listed and traded on the BATS Exchange, Inc. (the “Exchange”).

The end of the reporting period for the Funds is April 30, 2017, and the period covered by these Notes to Financial Statements is the period December 14, 2016 (commencement of operations) through April 30, 2017 (the “current fiscal period”).

Investment Adviser

The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolio, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services. The Adviser has entered into a sub-advisory agreement with Teachers Advisors, LLC (the “Sub-Adviser”), an affiliate of the Adviser, pursuant to which the Sub-Adviser manages the investment portfolio of the Funds.

Investment Objectives

NULG seeks to track the investments results, before fees and expenses, of the TIAA ESG USA Large-Cap Growth Index. NULV seeks to track the investments results, before fees and expenses, of the TIAA ESG USA Large-Cap Value Index. NUMG seeks to track the investments results, before fees and expenses, of the TIAA ESG USA Mid-Cap Growth Index. NUMV seeks to track the investments results, before fees and expenses, of the TIAA ESG USA Mid-Cap Value Index. NUSC seeks to track the investments results, before fees and expenses, of the TIAA ESG USA Small-Cap Index.

The Funds’ most recent prospectus provides further description of the Funds’ investment objective, principal investment strategies and principal risks.

Significant Accounting Policies

Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946 “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.

As of the end of the reporting period, the Funds did not have any outstanding when-issued/delayed delivery purchase commitments.

Investment Income

Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available.

Professional Fees

Professional fees presented on the Statement of Operations consist of fees and expenses of legal counsel to the Funds’ Board of Trustees (the “Board”).

Dividends and Distributions to Shareholders

Dividends from net investment income and net realized capital gains from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

64	NUVEEN

Compensation

The Trust pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to each Trust from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Investment Valuation and Fair Value Measurements

The fair valuation input levels as described below are for fair value measurement purposes.

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Common stocks and other equity-type securities are valued at the last sales price on the securities exchange on which such securities are primarily traded and are generally classified as Level 1. Securities primarily traded on the NASDAQ National Market (“NASDAQ”) are valued at the NASDAQ Official Closing Price and are generally classified as Level 1. However, securities traded on a securities exchange or NASDAQ for which there were no transactions on a given day or securities not listed on a securities exchange or NASDAQ are valued at the quoted bid price and are generally classified as Level 2.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Board and/or its appointee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which an independent pricing service (“pricing service”) is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s net asset value (“NAV”) (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Board and/or its appointee.

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Notes to Financial Statements (Unaudited) (continued)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

NULG	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$6,917,556	$—	$—	$6,917,556

NULV
Long-Term Investments*:
Common Stocks	$6,423,221	$—	$—	$6,423,221

NUMG
Long-Term Investments*:
Common Stocks	$6,610,557	$—	$—	$6,610,557

NUMV
Long-Term Investments*:
Common Stocks	$6,361,609	$—	$—	$6,361,609

NUSC
Long-Term Investments*:
Common Stocks	$11,595,007	$—	$—	$11,595,007
*	Refer to the Fund’s Portfolio of Investments for industry classifications.

The Board is responsible for the valuation process and has appointed the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies and reporting to the Board. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making a fair value determination, based on the facts and circumstances specific to the portfolio instrument. Fair value determinations generally will be derived as follows, using public or private market information:

(i)	If available, fair value determinations shall be derived by extrapolating from recent transactions or quoted prices for identical or comparable securities.

(ii)	If such information is not available, an analytical valuation methodology may be used based on other available information including, but not limited to: analyst appraisals, research reports, corporate action information, issuer financial statements and shelf registration statements. Such analytical valuation methodologies may include, but are not limited to: multiple of earnings, discount from market value of a similar freely traded security, discounted cash flow analysis, book value or a multiple thereof, risk premium/yield analysis, yield to maturity and/or fundamental investment analysis.

The purchase price of a portfolio instrument will be used to fair value the instrument only if no other valuation methodology is available or deemed appropriate, and it is determined that the purchase price fairly reflects the instrument’s current value.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board.

3. Portfolio Securities and Investments in Derivatives

Investments in Derivatives

Each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Although each Fund is authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.

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Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

4. Fund Shares

Each Fund issues and redeems its shares on a continuous basis. Only certain institutional investors who have entered into agreements with Nuveen Securities, LLC, the Funds’ distributor, may purchase and redeem shares directly from each Fund at NAV and in block-size of 50,000 shares (“Creation Units”) or multiples thereof. Creation Units are typically purchased and redeemed in-kind for securities included in each Fund’s respective Index, but they may also be purchased and redeemed, in whole or in part, for the cash value of such securities at the Adviser’s discretion. Once created, the shares of the Funds will trade on the Exchange at market prices and are only available to individual investors through their brokers.

Transactions in Fund shares during the current fiscal period were as follows:

			NULG		NULV
			For the period 12/14/16 (commencement of operations) through 4/30/17		For the period 12/14/16 (commencement of operations) through 4/30/17
			Shares	Amount	Shares	Amount
Shares sold			350,000	$8,930,633	300,000	$7,487,277
Shares redeemed			(100,000)	(2,619,100)	(50,000)	(1,243,830)
Net increase			250,000	$6,311,533	250,000	$6,243,447

	NUMG		NUMV		NUSC
	For the period 12/14/16 (commencement of operations) through 4/30/17		For the period 12/14/16 (commencement of operations) through 4/30/17		For the period 12/14/16 (commencement of operations) through 4/30/17
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	300,000	$7,555,957	250,000	$6,216,270	500,000	$12,434,501
Shares redeemed	(50,000)	(1,312,430)	—	—	(50,000)	(1,244,995)
Net increase	250,000	$6,243,527	250,000	$6,216,270	450,000	$11,189,506

5. Investment Transactions

Long-term purchases and sales (excluding in-kind transactions) during the current fiscal period were as follows:

	NULG	NULV	NUMG	NUMV	NUSC
Purchases	$373,962	$871,075	$1,090,083	$1,260,790	$1,436,377
Sales	356,411	818,929	1,088,872	1,209,607	1,228,368

In-kind transactions during the current fiscal period were as follows:

	NULG	NULV	NUMG	NUMV	NUSC
In-kind purchases	$8,924,414	$7,478,416	$7,553,044	$6,207,897	$12,418,480
In-kind sales	2,615,457	1,241,584	1,308,721	—	1,242,706

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Notes to Financial Statements (Unaudited) (continued)

6. Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.

As of April 30, 2017, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

	NULG	NULV	NUMG	NUMV	NUSC
Cost of investments	$6,466,410	$6,333,716	$6,404,847	$6,294,798	$11,297,561
Gross unrealized:
Appreciation	$519,060	$263,021	$442,077	$334,315	$783,000
Depreciation	(67,914)	(173,516)	(236,367)	(267,504)	(485,554)
Net unrealized appreciation (depreciation) of investments	$451,146	$89,505	$205,710	$66,811	$297,446

7. Management Fees and Other Transactions with Affiliates

Management Fees

Each Fund’s management fee compensates the Adviser for its investment advisory services to the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser. The Adviser is responsible for substantially all other expenses of the Funds, except any future distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees’ counsel fees), certain compensation expenses of the Funds’ chief compliance officer, litigation expenses and extraordinary expenses.

The annual management fee, payable monthly, for each Fund is based on a percentage of average daily net assets according to the following rates:

Fund	Management Fee
NULG	0.35%
NULV	0.35
NUMG	0.40
NUMV	0.40
NUSC	0.40

Other Transactions with Affiliates

Each Fund is permitted to purchase or sell securities from or to certain other funds or other accounts managed by the Sub-Adviser (“inter-fund trade”) under specified conditions outlined in procedures adopted by the Board. These procedures have been designed to ensure that any inter-fund trade of securities by the Fund from or to another fund or an account that is, or could be, considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. Each inter-fund trade is effected at the current market price, determined in accordance with the procedures. Unsettled inter-fund trades as of the end of the reporting period are recognized as a component of “Receivable for investments sold” and/or “Payable for investments purchased” on the Statement of Assets and Liabilities, when applicable.

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During the current fiscal period, the Funds engaged in inter-fund trades pursuant to these procedures as follows:

Inter-Fund Trades	NULG	NULV	NUMG	NUMV	NUSC
Purchases	$76,846	$327,504	$231,637	$331,164	$112,022
Sales	—	175,078	79,383	8,111	67,239

As of the end of the reporting period, TIAA owned shares of the Funds as follows:

Fund	NULG	NULV	NUMG	NUMV	NUSC
TIAA owned shares	200,000	200,000	200,000	200,000	400,000

8. New Accounting Pronouncements

Amendments to Regulation S-X

In October 2016, the Securities and Exchange Commission (SEC) adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date of the amendments to Regulation S-X is August 1, 2017. Management is still evaluating the impact of the final rules, if any.

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Additional

Fund Information

Adviser Nuveen Fund Advisors, LLC 333 West Wacker Drive Chicago, IL 60606 Sub-Adviser Teachers Advisors, LLC 730 Third Avenue New York, NY 10017-3206

Independent Registered
Public Accounting Firm

KPMG LLP

200 East Randolph Drive

Chicago, IL 60601

Administrator, Custodian and
Transfer Agent

Brown Brothers Harriman

50 Post Office Square

Boston, MA 02110

Legal Counsel Chapman and Cutler LLP Chicago, IL 60603 Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, D.C. 20004

The tables below show the number and percentage of days during the current fiscal period that each Fund’s market price was greater than its NAV per share (i.e., at a premium) and less than its NAV per share (i.e., at a discount). The market price is determined using the midpoint between the highest bid and the lowest offer on the applicable Fund’s listing exchange, as of the time that the Fund’s NAV is calculated (normally 4:00 p.m. Eastern Time).

	NULG		NULV
December 14, 2016 (commencement of operations) through April 30, 2017	Number of Days	% Total Days	Number of Days	% Total Days
Premium/Discount Range:
Greater than 3.00%	—	0.0%	—	0.0%
1.01% to 3.00%	1	1.1%	—	0.0%
0.51% to 1.00%	1	1.1%	—	0.0%
0.26% to 0.50%	1	1.1%	1	1.1%
0.00% to 0.25%	53	57.0%	38	40.8%
(0.01)% to (0.25)%	37	39.7%	54	58.1%
(0.26)% to (0.50)%	—	0.0%	—	0.0%
Less than (0.50)%	—	0.0%	—	0.0%

	93	100%	93	100%

	NUMG		NUMV
December 14, 2016 (commencement of operations) through April 30, 2017	Number of Days	% Total Days	Number of Days	% Total Days
Premium/Discount Range:
Greater than 3.00%	—	0.0%	1	1.1%
1.01% to 3.00%	2	2.2%	—	0.0%
0.51% to 1.00%	2	2.2%	—	0.0%
0.26% to 0.50%	—	0.0%	2	2.2%
0.00% to 0.25%	48	51.5%	59	63.4%
(0.01)% to (0.25)%	41	44.1%	31	33.3%
(0.26)% to (0.50)%	—	0.0%	—	0.0%
Less than (0.50)%	—	0.0%	—	0.0%

	93	100%	93	100%

			NUSC
December 14, 2016 (commencement of operations) through April 30, 2017			Number of Days	% Total Days
Premium/Discount Range:
Greater than 3.00%			—	0.0%
1.01% to 3.00%			1	1.1%
0.51% to 1.00%			1	1.1%
0.26% to 0.50%			6	6.5%
0.00% to 0.25%			61	65.5%
(0.01)% to (0.25)%			23	24.7%
(0.26)% to (0.50)%			—	0.0%
Less than (0.50)%			1	1.1%

			93	100%

70	NUVEEN

Additional

Fund Information (continued)

Quarterly Form N-Q Portfolio of Investments Information: Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. You may obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC toll-free at (800) SEC-0330 for room hours and operation.

Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FlNRA.org.

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Glossary of Terms

Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

TIAA ESG USA Large-Cap Growth Index: Based on the MSCI USA Growth index, its parent index, which captures large-cap securities exhibiting overall growth style characteristics in the U.S. The TIAA ESG USA Large-Cap Growth Index is designed to represent the performance of a TIAA strategy that aims to increase the Index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the Parent Index. The index also aims to minimize the tracking error relative to the Parent Index through an optimization process. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

TIAA ESG USA Large-Cap Value Index: Based on the MSCI USA Value index, its parent index, which captures large-cap U.S. securities exhibiting overall value style characteristics. The TIAA ESG Large-Cap Value is designed to represent the performance of a TIAA strategy that aims to increase the Index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the Parent Index. The index also aims to minimize the tracking error relative to the Parent Index through an optimization process. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

TIAA ESG USA Mid-Cap Growth Index: Based on the MSCI USA Mid-Cap Growth Index, its parent index, which captures mid cap securities exhibiting overall growth style characteristics in the US. The TIAA ESG USA Mid-Cap Growth is designed to represent the performance of a TIAA strategy that aims to increase the Index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the Parent Index. The index also aims to minimize the tracking error relative to the Parent Index through an optimization process. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

TIAA ESG USA Mid-Cap Value Index: Based on the MSCI USA Mid-Cap Value Index, its parent index, which captures mid-cap U.S. securities exhibiting overall value style characteristics. The TIAA ESG USA Mid-Cap Value is designed to represent the performance of a TIAA strategy that aims to increase the Index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the Parent Index. The index also aims to minimize the tracking error relative to the Parent Index through an optimization process. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

TIAA ESG USA Small-Cap Index: Based on the MSCI USA Small Cap Index, its parent index, which captures performance of the small-cap segments of the U.S. market. The TIAA ESG USA Small-Cap Index is designed to reflect an increased exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure relative to the Parent Index. The index aims to reflect the performance of certain TIAA strategies. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

72	NUVEEN

Annual Investment Management Agreement

Approval Process

At a meeting held on November 14-16, 2016 (the “Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of NuShares ETF Trust (the “Trust”), including the Independent Board Members (as defined below), considered and approved the investment management agreement (the “Investment Management Agreement”) between the Trust and Nuveen Fund Advisors, LLC (the “Adviser”) on behalf of NuShares ESG Large-Cap Growth ETF, NuShares ESG Large-Cap Value ETF, NuShares ESG Mid-Cap Growth ETF, NuShares ESG Mid-Cap Value ETF and NuShares ESG Small-Cap ETF (each, a “Fund” and collectively, the “Funds”), each a series of the Trust, and the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Teachers Advisors, LLC (the “Sub-Adviser”). The Adviser and the Sub-Adviser are each hereafter a “Fund Adviser.” The Investment Management Agreement and the Sub-Advisory Agreement are each hereafter an “Advisory Agreement.” The Board Members who are not parties to the Funds’ Investment Management Agreement or Sub-Advisory Agreement or “interested persons” of any such parties are hereafter the “Independent Board Members”.

To assist the Board in its evaluation of an Advisory Agreement with a Fund Adviser at the Meeting, the Independent Board Members had received, in adequate time in advance of the Meeting or at prior meetings, materials which outlined, among other things:

•	the nature, extent and quality of the services expected to be provided by the Fund Adviser;

•	the organization of the Fund Adviser, including the responsibilities of various departments and key personnel;

•	the relevant expertise and background of the Fund Adviser with respect to each Fund’s investment strategy;

•	certain performance-related information (as described below);

•	certain profitability-related information (as described below);

•	the Funds’ proposed unitary fee structure, including comparisons of each Fund’s proposed expense ratio with the expense ratios of comparable funds; and

•	the soft dollar practices of the Fund Adviser, if any.

At the Meeting and at prior meetings, the Adviser made a presentation to and responded to questions from the Board. During the Meeting, the Independent Board Members also met privately with their legal counsel to, among other things, review the Board’s duties under the Investment Company Act of 1940 (the “1940 Act”), the general principles of state law in reviewing and approving advisory contracts, the standards used by courts in determining whether investment company boards of directors have fulfilled their duties, factors to be considered in voting on advisory contracts and an adviser’s fiduciary duty with respect to advisory agreements and compensation. It is with this background that the Independent Board Members considered the Advisory Agreements. As outlined in more detail below, the Independent Board Members considered all factors they believed relevant with respect to each Fund. Each Board Member may have accorded different weight to the various factors and information discussed below in reaching his or her conclusions with respect to the Funds’ Advisory Agreements. The Board Members also drew on information they had received in their capacity as trustees and directors, as applicable, of other registered investment companies advised by the Fund Advisers.

A. Nature, Extent and Quality of Services

The Independent Board Members considered the nature, extent and quality of the respective Fund Adviser’s services, including portfolio management services and administrative services. In this regard, the Independent Board Members recognized that open-end exchange-traded funds (“ETFs”) were recently added to the Nuveen fund product line; however, they considered the Adviser’s extensive experience in operating other types of investment companies. The Independent Board Members considered information about the structure, investment objective, strategies and other characteristics of each Fund. Additionally, they observed that each Fund was expected to seek to track the investment results of a specified index (each, an “Index”).

At the Meeting and/or at prior meetings, the Independent Board Members were provided with materials pertaining to, among other things, the Adviser’s organization and business and the types of services that the Adviser or its affiliates are expected to provide to the Funds. As the Adviser already serves as adviser to the other Nuveen funds overseen by the Board Members, the Board has a good understanding of the Adviser’s organization, operations, personnel and services. As the Independent Board Members meet regularly throughout the year to oversee the Nuveen funds, the Independent Board Members, in part, relied upon their knowledge from their meetings and any other interactions throughout the year with the Adviser in evaluating the Investment Management Agreement although, as noted above, they recognized that ETFs were recently added to the Nuveen fund product line.

The Board noted that the Funds would be registered investment companies that would operate in a regulated industry. In considering the services that were expected to be provided by the Fund Advisers, the Board recognized that the Adviser provides a comprehensive set of services to manage and

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Annual Investment Management Agreement Approval Process (continued)

operate the Nuveen funds, including: (a) product management (such as setting dividends; positioning the product in the marketplace; maintaining and enhancing shareholder communications; and reporting to the Board); (b) investment services (such as overseeing sub-advisers and other service providers; analyzing investment performance and risks; overseeing risk management and disclosure; developing and interpreting investment policies; assisting in the development of products; helping to prepare financial statements and marketing disclosures; and overseeing trade execution); (c) fund administration (such as helping to prepare fund tax returns and complete other tax compliance matters; and helping to prepare regulatory filings and shareholder reports); (d) fund Board administration (such as preparing Board materials and organizing and providing assistance for Board meetings); (e) compliance (such as helping to devise and maintain the Nuveen funds’ compliance program and related testing); and (f) legal support (such as helping to prepare registration statements and proxy statements; interpreting regulations and policies; and overseeing fund activities). The Board was aware, however, that services provided to ETFs may in some respects differ from those provided to other Nuveen funds. In addition, the Independent Board Members noted that the Adviser would oversee the Sub-Adviser, which was generally expected to provide the portfolio advisory services to the Funds.

With respect to the Sub-Adviser, at the Meeting or at prior meetings, the Independent Board Members were provided with materials pertaining to, among other things, the Sub-Adviser’s organization and business, and considered that the Sub-Adviser is an affiliate of the Adviser. The Independent Board Members considered the experience of the Sub-Adviser and noted that it manages, in addition to another recent Nuveen ETF, certain index products, including certain funds in the TIAA-CREF fund family. The Independent Board Members have noted the expertise and experience within the TIAA-CREF organization with investment products that focus on “ESG” (i.e., environmental, social and governance) criteria. Further, they evaluated the background and experience of certain key investment personnel that were expected to serve as portfolio managers to the Funds.

Based on their review, the Independent Board Members found that, overall, the nature, extent and quality of services expected to be provided to the Funds under each Advisory Agreement were satisfactory.

B. Investment Performance

Each Fund was new and, therefore, did not have its own performance history. The Independent Board Members, however, were familiar with the performance records of other Nuveen funds advised by the Adviser. In addition, the Independent Board Members reviewed total return data pertaining to each Index for, as of September 30, 2016, the year-to-date, one-year, three-year and since inception periods.

C. Fees, Expenses and Profitability

1. Fees and Expenses

In evaluating the management fees and expenses that each Fund was expected to bear, the Independent Board Members considered, among other things, its proposed unitary fee structure, the rationale for its proposed fee structure, and its proposed expense ratio in absolute terms as well as compared with the expense ratios of comparable ETFs.

In considering each Fund’s proposed unitary fee structure, the Independent Board Members took into account the Adviser’s representation that unitary fee structures were generally common for ETFs. They noted that under this structure, each Fund would pay a fee to the Adviser and, in turn, the Adviser would be generally responsible for the fees incurred by such Fund (such as custody fees, transfer agency fees, index licensing fees, and stock exchange listing fees, as well as the fee paid to the Sub-Adviser), subject to certain exceptions (which included the management fee, any payments under the Trust’s distribution and service plan, interest expenses, taxes, acquired fund fees and expenses, expenses incurred in acquiring and disposing of portfolio securities, certain expenses of the Fund’s chief compliance officer, fees and expenses of the Independent Board Members and their counsel, litigation expenses and extraordinary expenses). In this regard the Independent Board Members were provided with estimates of the Funds’ anticipated expenses, including those that would be paid by the Adviser from the unitary fee and those that would be excluded from the unitary fee, to the extent available.

In considering the proposed unitary fee structure, the Independent Board Members took into account that the Adviser would bear the risk that certain of a Fund’s operating expenses would increase (but would also benefit if such expenses decrease) and the degree of expense stability that would be afforded to such Fund’s shareholders. Additionally, the Independent Board Members reviewed, among other things, each Fund’s proposed expense ratio as well as comparative data pertaining to expense ratios of existing ETFs with a broad ESG focus. The Independent Board Members took into account that most, although not all, of such existing ETFs also had a unitary fee structure and that there was some variation in the expenses that were excluded from the unitary fee. Additionally, they noted that the proposed unitary fee for each Fund was lower than the median of the expense ratios for the broad-based ESG ETF category. Further, the Independent Board Members considered the proposed sub-advisory fee for the Funds, which, as noted above, will be paid by the Adviser out of its unitary fee.

Based on their review of the fee and expense information provided, the Independent Board Members determined that each Fund’s unitary fee was reasonable in light of the nature, extent and quality of services to be provided to such Fund.

2. Comparisons with the Fees of Other Clients

The Board considered that ETFs were a recent addition to the Nuveen fund product line and that each Fund will pay a unitary fee which will differ from most other investment companies advised by the Adviser which pay a variety of fees, such as the investment advisory fee; Rule 12b-1 fees, if

74	NUVEEN

any; transfer agency fees; custody fees; and other expenses. The Board believed the unitary fee structure is a benefit to shareholders as it clearly discloses the cost of owning Fund shares, shifts the risk of the costs of operating a Fund covered by the unitary fee to the Adviser, and provides an incentive to the Adviser to maximize administrative efficiencies. As noted, the Board considered the unitary fee paid by the Funds compared to the expense ratios of existing ETFs with a broad ESG focus. The Board also noted that the Adviser and/or its affiliated sub-advisers provide services to other types of clients, including, among other things, separately managed accounts, other investment companies that are not offered by Nuveen but are sub-advised by one of Nuveen’s affiliated sub-advisers, foreign investment companies offered by Nuveen, and collective investment trusts. The Board has observed that the varying types of clients require different services and involve different regulatory risks and entrepreneurial risks than managing a Fund, a registered investment company. At prior meetings, the Board has reviewed information regarding the different types of services that are provided to the Nuveen funds compared to those provided to the other types of clients described above, which typically do not require the same breadth of day-to-day services required for registered funds advised by the Adviser. The Board noted that many of the administrative services that the Adviser provides to support the Nuveen funds may not be required to the same extent or at all for the institutional clients or other clients. The Independent Board Members have recognized that the foregoing variations result in different economics among the product structures and culminate in varying management fees among the types of clients and funds. Given the inherent differences in the various products, the Independent Board Members have concluded such facts justify the different levels of fees.

At the Meeting or at prior meetings, the Independent Board Members noted that although, except for another recent Nuveen ETF, the Sub-Adviser does not serve as sub-adviser to other Nuveen funds, it does serve as investment adviser to funds in the TIAA-CREF family of funds and, in addition, provides management services to other types of clients, including certain accounts.

3. Profitability of Fund Advisers

At the time of the Meeting, historical information regarding the costs of services provided by the Adviser to the Funds and the profitability of the Funds to the Adviser was not available as the Funds had not commenced operations and it was not possible to predict the effect on profitability of the Funds (or the recently added ETF line of business generally). At the Meeting or at prior meetings, however, the Board has recognized the significant time and resources the Adviser committed to develop the ETF product line, including organizing the Trust and Funds (in addition to other Nuveen ETFs), obtaining the necessary exemptive relief from the Securities and Exchange Commission, hiring additional personnel and arranging for the service providers to the Funds (and other Nuveen ETFs). The Independent Board Members also considered the estimated operating expenses to be paid by the Adviser pursuant to the unitary fee. Further, at prior meetings, the Independent Board Members have reviewed the profitability of Nuveen for its advisory activities on an absolute basis and in comparison to other investment advisers. In this regard, at prior meetings, the Independent Board Members have reviewed, among other things, Nuveen’s adjusted operating margins, the gross and net revenue margins (pre-tax and after-tax) for advisory activities for the other Nuveen funds, and the revenues, expenses, and net income (pre-tax and after-tax) of Nuveen for 2015 and 2014. The Independent Board Members have also reviewed an analysis of the key drivers behind the changes in revenues and expenses that impacted profitability and have considered Nuveen’s adjusted operating margins compared to that of other comparable investment advisers (based on asset size and composition) with publicly available data. Further, the Board has reviewed a balance sheet for Teachers Insurance and Annuity Association of America reflecting its assets, liabilities and capital and contingency reserves to have a better understanding of the financial stability and strength of the TIAA-CREF complex, together with Nuveen. Based on the information provided, the Independent Board Members have previously noted that the Adviser appeared to be sufficiently profitable to operate as a viable investment management firm and to honor its obligations as a sponsor of the Nuveen funds. The Board recognized that it will be reviewing profitability further as the Funds commence operations and gather assets and as relevant information becomes available regarding Nuveen’s recently added ETF business line as a whole.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

With respect to economies of scale, the Independent Board Members have recognized that, in general, as the assets of a particular fund or the Nuveen complex in the aggregate increase over time, economies of scale may be realized with respect to the management of the funds. In this regard, the Independent Board Members considered whether the Funds could be expected to benefit from any economies of scale. Although the Independent Board Members have recognized that economies of scale are difficult to measure with precision, they have noted that there are several acceptable means to share economies of scale, including through breakpoints in the management fee schedule reducing the fee rates as asset levels grow, fee waiver and expense limitation agreements, and the Adviser’s investment in its business which can enhance the services provided to the Nuveen funds. Most of the funds in the Nuveen complex pay a management fee to the Adviser which is generally comprised of a fund-level component and a complex-level component. Generally, the fund level fee component declines as the assets of a particular fund grow. Pursuant to the complex-wide fee arrangement, generally, the complex-level fee component declines when eligible assets of the funds in the Nuveen complex combined grow.

Notwithstanding the foregoing, the Independent Board Members recognized that the unitary fee structure does not have breakpoints and that the Funds (like other Nuveen ETFs) would not participate in the complex-level fee program. The Independent Board Members recognized that it was difficult to assess when economies of scale, if any, might be realized before the commencement of investment operations and in light of Nuveen’s recent entry to the ETF market. They further recognized that although a unitary fee affords a certain degree of certainty in the expenses of the Funds, the Adviser will benefit from any reductions in certain fixed costs that arise in connection with managing a Fund although the Adviser also has the risk if

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Annual Investment Management Agreement Approval Process (continued)

such fixed costs rise. Additionally, they acknowledged that as ETFs were new to the Nuveen fund family, there would be ongoing review of the fee structure employed for these types of funds.

In addition, at the Meeting and/or prior meetings, the Independent Board Members have recognized the Adviser’s ongoing investment in its business to expand or enhance the services provided to the Nuveen funds. In this regard, the Independent Board Members have noted, among other things, the additions to groups who play a key role in supporting the funds including in fund administration, operations, fund governance, investment services, compliance, product management, retail distribution and technology. The Independent Board Members have also recognized the investments in systems necessary to manage the funds including in areas of risk oversight, information technology and compliance.

Based on their review, the Independent Board Members concluded that the proposed unitary fee structure (which would not include breakpoints or participation in the complex-level fee program) was acceptable.

E. Indirect Benefits

In evaluating fees, the Independent Board Members considered information received at the Meeting and/or at prior meetings regarding other additional benefits that a Fund Adviser or its affiliates may receive as a result of their relationship with a Fund, including compensation paid to affiliates and research received in connection with brokerage transactions (i.e., soft dollar arrangements). In this regard, the Independent Board Members considered that each Fund’s portfolio transactions will be allocated by the Sub-Adviser and that the Sub-Adviser may benefit from research received through soft dollar arrangements with respect to transactions in equity securities. However, they recognized that the Sub-Adviser does not use soft dollars in connection with transactions in fixed income securities.

Based on their review, the Independent Board Members concluded that any indirect benefits expected to be received by a Fund Adviser as a result of its relationship with a Fund were reasonable and within acceptable parameters.

F. Approval

The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including a majority of the Independent Board Members, concluded that the terms of the Investment Management Agreement and the Sub-Advisory Agreement were fair and reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services to be provided to the Funds and that the Investment Management Agreement and Sub-Advisory Agreement should be and were approved on behalf of the Funds.

76	NUVEEN

Notes

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Notes

78	NUVEEN

Notes

NUVEEN	79

Nuveen:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen is the investment management arm of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.

Find out how we can help you.

To learn more about how the products and services of Nuveen
may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen
, 333 W. Wacker Dr., Chicago, IL 60606. Please read the
prospectus carefully before you invest or send money.

Learn more about NuShares ETFs at: www.nuveen.com/etf

Securities offered through Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com

NSA-NSESG-0417P        184319-INV-B-06/18

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NuShares ETF Trust

By	(Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher Vice President and Secretary

Date: July 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Martin Kremenstein
Martin Kremenstein Chief Administrative Officer (principal executive officer)

Date: July 6, 2017

By	(Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date: July 6, 2017